SEMI-ANNUAL REPORT
                                IAI EQUITY FUNDS

            IAI CAPITAL APPRECIATION FUND - IAI EMERGING GROWTH FUND
                  IAI GROWTH FUND - IAI GROWTH AND INCOME FUND
          IAI MIDCAP GROWTH FUND - IAI REGIONAL FUND - IAI VALUE FUND


                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS

    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
               IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                        IAI REGIONAL FUND, IAI VALUE FUND


                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)



Letter to Shareholders ..................................................   2
Fund Manager's Review
   IAI CAPITAL APPRECIATION FUND ........................................   4
   IAI EMERGING GROWTH FUND .............................................   6
   IAI GROWTH FUND ......................................................   8
   IAI GROWTH AND INCOME FUND ...........................................  10
   IAI MIDCAP GROWTH FUND ...............................................  12
   IAI REGIONAL FUND ....................................................  14
   IAI VALUE FUND .......................................................  16
Fund Portfolios
   IAI CAPITAL APPRECIATION FUND ........................................  18
   IAI EMERGING GROWTH FUND .............................................  20
   IAI GROWTH FUND ......................................................  23
   IAI GROWTH AND INCOME FUND ...........................................  25
   IAI MIDCAP GROWTH FUND ...............................................  27
   IAI REGIONAL FUND ....................................................  30
   IAI VALUE FUND .......................................................  33
Notes to Fund Portfolios ................................................  35
Statements of Assets and Liabilities ....................................  40
Statements of Operations ................................................  42
Statements of Changes in Net Assets .....................................  44
Financial Highlights
   IAI CAPITAL APPRECIATION FUND ........................................  48
   IAI EMERGING GROWTH FUND .............................................  49
   IAI GROWTH FUND ......................................................  50
   IAI GROWTH AND INCOME FUND ...........................................  51
   IAI MIDCAP GROWTH FUND ...............................................  52
   IAI REGIONAL FUND ....................................................  53
   IAI VALUE FUND .......................................................  54
Notes to Financial Statements ...........................................  55
Adviser, Custodian, Legal Counsel,
Independent Auditors,
Directors ................................................  Inside Back Cover

                            LETTER TO SHAREHOLDERS
                            ----------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                        IAI REGIONAL FUND, IAI VALUE FUND
OUTLOOK 2000

A summary of the economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, follows.

While the U.S. economy continues to show strong growth with modest inflation, concerns that growth cannot continue without igniting inflationary pressures have become widespread. In the last half of the 1990s, corporate mergers and cost reductions have helped to contain wage pressures while a strong dollar, excess capacity, new technology and fierce competition have helped to suppress domestic pricing power. Thus, inflation remains surprisingly benign for the ninth year of an economic expansion. Yet, a shift now appears to be under way.

Labor markets are extremely tight. The unemployment rate is at the lowest level in almost 30 years and many firms have been forced to offer bonuses to attract qualified workers. Tight labor markets are threatening to push wage rates, and ultimately inflation, higher. Commodity prices are also in an upswing. Energy prices have vaulted ahead 52% from a year ago. Gold also registered a big move. After languishing below $260 per ounce, gold rocketed to $300 at quarter-end in response to a decision by central bankers to restrict anticipated sales gold over the next 5 years. Other commodities have begun to show signs of acceleration as well during the past few months. The value of the dollar, which had been in a major uptrend for nearly 4 years has weakened in 1999. The strong dollar has had a dampening effect on inflation as U.S. producers have not been able to increase prices in the face of "cheap" imports. Continued growth in Europe, recovery in non-Japan Asia and early signs of life from the Japanese economy suggest that pressure on commodity prices will continue. As excess overseas capacity is absorbed by growth in foreign economies, pricing power may emerge for U.S. companies.

While the trend of mega-mergers and cost reductions continues, many of the other elements of the strong growth, modest inflation era of the 1990's have deteriorated. As a result, the Fed is on alert. Policy makers have already moved interest rates higher twice this year and are likely to raise rates again if compelling evidence of slower growth does not materialize. This tightening bias is a threat to financial assets.

Another widely discussed unknown for the financial markets is the potential impact of Y2K. The financial services industry has taken significant steps to test trading, settlement and other systems for Y2K compliance. However, broker

                            LETTER TO SHAREHOLDERS
                            ----------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                        IAI REGIONAL FUND, IAI VALUE FUND

OUTLOOK 2000 (CONT.)

dealers plan to take a conservative posture toward carrying significant securities inventories over year-end. This will have an impact on liquidity in the markets. Couple this with the probable pre-funding of needs by fixed income borrowers prior to Y2K and the markets are likely to remain volatile through the remainder of the year.

In our view, the Federal Reserve's actions will have an impact on growth in the economy. Early indications suggest that rate increases are having an impact as housing starts have softened in response to higher mortgage rates. As this works itself through the broader economy, activity will slacken. A recession, however, remains only a remote possibility. Slowing economic growth and a modest increase in inflation implies a continuation of this aging economic recovery into the year 2000.

Please read the Fund Managers' Reviews, which follow this letter, for a detailed perspective on Fund performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

                             FUND MANAGER'S REVIEW
                             ---------------------
                         IAI CAPITAL APPRECIATION FUND

IAI CAPITAL APPRECIATION FUND

FUND MANAGEMENT
IAI SMALL CAP/
MIDCAP TEAM
CURT D. MCLEOD, CFA
SCOTT A. BILLEADEAU, CFA
ROBERT E. SCOTT, CFA
ROBERT J. MLNARIK

TOP FIVE SECTORS
% OF NET ASSETS AS OF 9/30/99

[BAR CHART]

TECHNOLOGY SERVICES           18.4%
ELECTRONIC TECHNOLOGY         14.1%
FINANCIAL                     13.1%
COMMERICAL SERVICES            8.4%
CONSUMER DURABLES              6.1%

* PERCENTAGE OF NET ASSETS AS OF 9/30/99.




HOW HAS THE FUND PERFORMED?

For the past six months the returns were 7.49% for the IAI Capital Appreciation Fund, 12.75% for the Russell 2500 Growth Index and 0.36% for the S&P 500 Index.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Our healthcare stocks were among the strongest contributors to performance in the past six months. Leading the way were Mentor Corp. (4.7%)* and Xomed Surgical Products. The financial and consumer cyclical sectors were the weakest performing sectors in the Fund. Although technology fared well during the past six months, our technology holdings declined as a group. International Telecommunications Data Systems (ITDS) (1.5%)*, Inspire Insurance Solutions (0.8%)*, and Billing Concepts all experienced deteriorating fundamental conditions.

WERE THERE ANY SIGNIFICANT CHANGES?

Portfolio activity was higher than normal during the past six months as we exerted our strict sell discipline and eliminated a number of companies including Xomed Surgical Products, Barnett Inc., Billing Concepts, Flanders, Sinclair Broadcasting and Watsco. We also made a number of new additions to the Fund including Wild Oats Markets (2.6%)*, 99 Cents Only Stores (2.6%)*, Papa John's International (2.1%)*, JAKKS Pacific (0.8%)*, Renal Care Group (2.3%)*, DSET Corp. (1.6%)*, Mercury Computer Systems (1.6%)*, REMEC (1.5%)*, and Sawtek (2.2%)*.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

Indications of a stronger economy helped boost small caps in the first half of the period, in particular those stocks with strong price momentum. Earnings-based valuation appeared to have lost most of its relevance. As inflation concerns took center stage during the last three months the Federal Reserve engineered two interest rate increases over the summer. With that backdrop, the market sold off and impacted both small and large cap stocks equally, with each index declining (6.3%) as measured by the Russell 2000 and S&P 500, respectively.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We continue to be encouraged about the long-term outlook for the small cap market. We believe that the increased acquisition activity within the small cap market illustrates the tremendous value in the stocks of small companies. Earnings growth in general continues to be strong as the domestic economy continues to grow. Interest rate fears notwithstanding, we believe small cap stocks offer one of the most attractive market opportunities.

                             FUND MANAGER'S REVIEW
                             ---------------------
                         IAI CAPITAL APPRECIATION FUND



VALUE OF $10,000 INVESTMENT+

                   IAI                               RUSSELL
inception        CAPITAL             S&P              2500
2/1/96         APPRECIATION          500             GROWTH
                   FUND             INDEX             INDEX
                  10,000            10,000           10,000
Feb-96            10,740            10,097           10,440
Mar-96            11,240            10,196           10,667
Apr-96            12,791            10,348           11,397
May-96            13,531            10,615           11,804
Jun-96            13,451            10,658           11,212
Jul-96            12,901            10,184           10,098
Aug-96            13,891            10,402           10,793
Sep-96            14,841            10,987           11,366
Oct-96            14,171            11,294           11,012
Nov-96            14,771            12,153           11,416
Dec-96            15,549            11,917           11,472
Jan-97            15,467            12,658           11,815
Feb-97            14,673            12,760           11,297
Mar-97            13,900            12,229           10,554
Apr-97            14,014            12,956           10,601
May-97            16,363            13,750           11,872
Jun-97            17,044            14,363           12,269
Jul-97            17,724            15,514           13,048
Aug-97            17,972            14,657           13,366
Sep-97            19,683            15,455           14,310
Oct-97            18,354            14,945           13,417
Nov-97            17,901            15,630           13,212
Dec-97            18,316            15,895           13,164
Jan-98            18,351            16,075           12,992
Feb-98            20,098            17,231           14,107
Mar-98            21,195            18,113           14,630
Apr-98            21,195            18,296           14,763
May-98            19,803            17,981           13,815
Jun-98            19,702            18,711           13,916
Jul-98            18,336            18,511           12,879
Aug-98            14,812            15,834            9,953
Sep-98            15,276            16,849           10,826
Oct-98            16,441            18,167           11,557
Nov-98            17,290            19,268           12,379
Dec-98            18,721            20,378           13,571
Jan-99            18,111            21,230           13,963
Feb-99            16,667            20,569           12,830
Mar-99            17,144            21,392           13,428
Apr-99            17,859            22,220           14,500
May-99            18,654            21,696           14,649
Jun-99            19,525            22,900           15,685
Jul-99            18,990            22,185           15,365
Aug-99            18,304            22,074           15,033
Sep-99            18,427            21,470           15,141



AVERAGE ANNUAL RETURNS+
THROUGH 9/30/99

                                                                 Since
                                                               Inception
                                  6 Months**       1 Year        2/1/96
                                 ===========     ===========   ==========
 IAI CAPITAL APPRECIATION FUND      7.49%           20.63%        18.16%
--------------------------------   -----            -----         -----
 Russell 2500 Growth Index         12.75%           39.85%        11.98%
--------------------------------   -----            -----         -----
 S&P 500 Index                      0.36%           27.80%        23.19%

 + PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
** NOT ANNUALIZED.


TOP TEN HOLDINGS**

                                                                 % of Net Assets
                                                               --------------------
Issues                              Sector                      9/30/99     3/31/99
---------------------------------   ------------------------   ---------   --------
 Aftermarket Technology             Consumer Durables           5.29        1.53
 Mentor                             Health Technology           4.68        2.47
 CCC Information Services Group     Financial                   4.14        3.24
 Radian Group                       Financial                   3.96        3.39
 Valassis Communications            Commercial Services         3.94        4.75
 Tollgrade Communications           Electronic Technology       3.41        0.95
 Zebra Technologies                 Producer Manufacturing      3.20        2.23
 Patterson Dental                   Health Services             2.90        1.94
 DII Group                          Electronic Technology       2.84        0.31
 Great Plains Software              Technology Services         2.67        0.41
=================================   ========================   =====       =====
 TOTAL                                                         37.03       21.22

** EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS.


NOTE
TO FUND
MANAGER'S
REVIEW



PERFORMANCE DATA FOR THE IAI CAPITAL APPRECIATION FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. INVESTORS SHOULD CONSIDER THE INHERENT RISKS OF INVESTING IN SMALL-CAP SECURITIES DURING PERIODS OF MARKET VOLATILITY. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

                             FUND MANAGER'S REVIEW
                             ---------------------
                            IAI EMERGING GROWTH FUND

IAI EMERGING GROWTH FUND


FUND MANAGEMENT
IAI SMALL CAP/
MIDCAP TEAM
CURT D. MCLEOD, CFA
SCOTT A. BILLEADEAU, CFA
ROBERT E. SCOTT, CFA
ROBERT J. MLNARIK

TOP FIVE COMMON STOCK SECTORS
% OF NET ASSETS AS OF 9/30/99

[BAR CHART]

ELECTRONIC TECHNOLOGY    23.2%
TECHNOLOGY SERVICES      23.0%
HEALTH SERVICES           8.3%
RETAIL TRADE              6.8%
CONSUMER SERVICES         6.0%


* PERCENTAGE OF NET ASSETS AS OF
  9/30/99.


HOW HAS THE FUND PERFORMED?

The IAI Emerging Growth Fund showed a return of (0.94%) for the past six months, as compared to the Russell 2500 Growth 12.75% and the S&P 500 Indices 0.36% respectively.


WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Technology and consumer stocks helped the Fund's performance as Peregrine Systems (2.8%)*, Sawtek (2.6%)*, Legato Systems (1.5%)* and Navigant Consulting (2.5%)*, posted sharp gains. Tut Systems (1.5%)*, a significant holding of the Fund in the past six months, detracted from performance as restricted holders of the stock were finally allowed to sell, putting downward pressure on the share price.


WERE THERE ANY SIGNIFICANT CHANGES?

We were able to reduce our position in Tut Systems from approximately 30% of the Fund down to under 2% as the restrictions on the stock were lifted. This sale resulted in a significant gain for the Fund's shareholders since our initial investment in the company. We put the proceeds from the Tut sale to work in several technology stocks including Creo Products (1.4%)*, Tollgrade Communications (2.9%)*, DII Group (2.9%)* and Mastech Corp. (1.9%)*.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The period witnessed substantial volatility with strong performance exhibited the first half as small caps led the market advance. However, the equity markets sold off across the board during the second half of the period as two short-term interest rate hikes by the Federal Reserve took hold. The Fed has moved to a tightening bias as it wants to be vigilant in heading off future inflation.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We are seeing signs that sustainable, strong near-term relative performance for small cap stocks could be close at hand. Over the last six months, small cap stocks have outperformed their larger cap counterparts. This recent trend is a reversal of the large cap leadership that has been in place for the last several years. We also believe that the increased acquisition activity within the small cap market illustrates the tremendous value in the stocks of small companies and bodes well for this segment of the market.

                             FUND MANAGER'S REVIEW
                             ---------------------
                            IAI EMERGING GROWTH FUND



VALUE OF $10,000 INVESTMENT+

[GRAPH]


inception
8/5/91

                   IAI                               RUSSELL
                 EMERGING            S&P              2500
                  GROWTH             500             GROWTH
                   FUND             INDEX             INDEX
                  10,000            10,000           10,000
Aug-91            10,170            10,236           10,433
Sep-91            10,440            10,068           10,552
Oct-91            10,790            10,202           10,910
Nov-91            10,700             9,791           10,450
Dec-91            12,363            10,910           11,728
Jan-92            12,584            10,708           12,224
Feb-92            12,363            10,845           12,345
Mar-92            11,923            10,631           11,641
Apr-92            11,072            10,942           11,034
May-92            11,222            11,000           11,053
Jun-92            10,952            10,840           10,452
Jul-92            11,427            11,278           10,859
Aug-92            11,114            11,050           10,538
Sep-92            12,063            11,177           10,699
Oct-92            13,056            11,217           11,154
Nov-92            14,372            11,596           12,052
Dec-92            15,138            11,748           12,407
Jan-93            15,257            11,834           12,494
Feb-93            13,800            11,994           11,866
Mar-93            14,534            12,255           12,251
Apr-93            13,919            11,954           11,794
May-93            15,441            12,275           12,520
Jun-93            15,686            12,315           12,550
Jul-93            15,794            12,257           12,561
Aug-93            16,205            12,724           13,223
Sep-93            16,974            12,631           13,562
Oct-93            17,244            12,888           13,829
Nov-93            16,649            12,765           13,327
Dec-93            17,372            12,923           13,913
Jan-94            17,726            13,357           14,315
Feb-94            17,880            12,995           14,339
Mar-94            16,776            12,431           13,505
Apr-94            16,644            12,591           13,489
May-94            15,684            12,797           13,218
Jun-94            14,485            12,479           12,631
Jul-94            14,918            12,892           12,906
Aug-94            16,436            13,417           13,855
Sep-94            16,809            13,093           13,848
Oct-94            17,159            13,396           14,086
Nov-94            16,598            12,904           13,462
Dec-94            17,405            13,094           13,735
Jan-95            16,983            13,434           13,601
Feb-95            17,707            13,954           14,341
Mar-95            18,489            14,368           14,897
Apr-95            17,894            14,792           15,065
May-95            18,209            15,377           15,297
Jun-95            20,183            15,738           16,225
Jul-95            21,959            16,266           17,504
Aug-95            22,240            16,310           17,650
Sep-95            24,122            16,995           18,028
Oct-95            24,824            16,933           17,391
Nov-95            25,864            17,678           18,103
Dec-95            26,032            18,005           18,343
Jan-96            25,209            18,622           18,399
Feb-96            27,009            18,802           19,209
Mar-96            28,703            18,987           19,626
Apr-96            32,064            19,270           20,970
May-96            32,971            19,766           21,718
Jun-96            31,369            19,848           20,629
Jul-96            26,748            18,965           18,579
Aug-96            28,567            19,370           19,858
Sep-96            31,546            20,460           20,912
Oct-96            29,285            21,031           20,261
Nov-96            29,044            22,631           21,004
Dec-96            27,842            22,191           21,107
Jan-97            28,777            23,571           21,739
Feb-97            25,166            23,762           20,786
Mar-97            22,111            22,772           19,418
Apr-97            21,887            24,127           19,506
May-97            25,459            25,606           21,844
Jun-97            26,552            26,746           22,574
Jul-97            27,131            28,891           24,007
Aug-97            26,607            27,294           24,593
Sep-97            28,443            28,781           26,330
Oct-97            26,324            27,831           24,687
Nov-97            26,042            29,105           24,309
Dec-97            27,047            29,600           24,222
Jan-98            26,674            29,935           23,904
Feb-98            28,352            32,087           25,955
Mar-98            29,492            33,730           26,918
Apr-98            29,639            34,071           27,163
May-98            27,718            33,485           25,419
Jun-98            28,935            34,844           25,605
Jul-98            25,995            34,471           23,697
Aug-98            21,127            29,487           18,313
Sep-98            23,093            31,377           19,919
Oct-98            24,241            33,862           21,264
Nov-98            25,177            35,914           22,776
Dec-98            28,455            37,982           24,969
Jan-99            33,824            39,570           25,691
Feb-99            29,488            38,340           23,607
Mar-99            30,544            39,873           24,707
Apr-99            28,387            41,416           27,146
May-99            30,866            40,439           27,700
Jun-99            33,860            42,683           28,664
Jul-99            30,257            41,351           28,116
Aug-99            29,080            41,145           27,037
Sep-99            30,255            40,017           26,185








AVERAGE ANNUAL RETURNS+
THROUGH 9/30/99

                                                                            Since
                                                                          Inception
                               6 Months**       1 Year       5 Years       8/5/91
                            ==============   ===========   ===========   ==========
 IAI EMERGING GROWTH FUND      (0.94)%          31.01%        12.47%        14.53%
----------------------------   -----            -----         -----         -----
 Russell 2500 Growth Index     12.75%           39.85%        15.01%        13.37%
----------------------------   -----            -----         -----         -----
 S&P 500 Index                  0.36%           27.80%        25.03%        18.51%


 + PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
** NOT ANNUALIZED.


TOP TEN HOLDINGS**

                                                           % of Net Assets
                                                         --------------------
Issues                         Sector                     9/30/99     3/31/99
----------------------------   -----------------------   ---------   --------
 Aftermarket Technology        Consumer Durables          3.72        --
 Great Plains Software         Technology Services        3.31       1.35
 Wild Oats Market              Retail Trade               3.02       1.47
 Papa John's International     Consumer Services          2.94       1.12
 Tollgrade Communications      Electronic Technology      2.88        --
 DII Group                     Electronic Technology      2.88        --
 Peregrine Systems             Technology Services        2.78       1.44
 99 Cents Only Stores          Retail Trade               2.78       1.43
 Renal Care Group              Health Services            2.76       1.22
 Sawtek                        Electronic Technology      2.64        --
============================   =======================   =====       ====
 TOTAL                                                   29.71       8.03

** EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS.



NOTE
TO FUND
MANAGER'S
REVIEW

PERFORMANCE DATA FOR THE IAI EMERGING GROWTH FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. INVESTORS SHOULD CONSIDER THE INHERENT RISKS OF INVESTING IN SMALL-CAP SECURITIES DURING PERIODS OF MARKET VOLATILITY. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

                             FUND MANAGER'S REVIEW
                             ---------------------
                                IAI GROWTH FUND
IAI GROWTH FUND

FUND MANAGEMENT
IAI LARGE CAP
TEAM
KEITH WIRTZ, CFA
DAVID A. MCDONALD
JEFF MALET
PAUL ROACH


TOP FIVE SECTORS
% OF NET ASSETS AS OF 9/30/99

[BAR CHART]

ELECTRONIC TECHNOLOGY         22.4%
HEALTH TECHNOLOGY             15.2%
TECHNOLOGY SERVICES           13.6%
RETAIL TRADE                   6.0%
CONSUMER NON-DURABLES          5.6%



* PERCENTAGE OF NET ASSETS AS OF
     9/30/99.


HOW HAS THE FUND PERFORMED?

For the past six months the returns were (1.73%) for the IAI Growth Fund and 0.36% for the S&P 500 Index.


WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Performance relative to the benchmark was a stock issue, not a portfolio issue. Although over 50% of the Fund's holdings outperformed the market during the past six months, the numbers were insufficient to offset poor showings in a few large holdings, namely Bergen Brunswig, Republic Services Group and Waste Management, which were eliminated. A downward revision in earnings expectations was the catalyst in all three cases. On the positive side of the ledger, technology was the largest contributor to returns. The best performing stocks were Patterson Dental (3.9%)*, BMC Software (3.2%)* and Comverse Technology (1.9%)*.

WERE THERE ANY SIGNIFICANT CHANGES?

Transaction activity was skewed more toward the sell side, with eight positions eliminated due to either achieving our price targets or deteriorating fundamentals. Positions eliminated in addition to those mentioned above include Abbott Laboratories, Clorox, Fiserv, Galileo International, Gillette and Xerox. Positions were initiated in two stocks: Citrix (1.1%)* and Electronic Arts (1.9%)*.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

Mounting inflationary pressures prompted the federal reserve Board to raise interest rates, sparking a correction in financial markets. The S&P 500 index was flat, with interest sensitive and cyclical stocks faring the worst.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We remain cautious on the market as interest rates are biased upwards, which is likely to preclude any meaningful upside moves. Although domestic Y2K related risks appear more manageable than earlier believed, risks do remain. As we move beyond the new year, we believe that interest rates will flatten out and returns will reflect growth in corporate earnings. This suggests returns more in line with historic norms of low double digits.

                             FUND MANAGER'S REVIEW
                             ---------------------
                                IAI GROWTH FUND



VALUE OF $10,000 INVESTMENT+

[GRAPH]

inception
8/6/93             IAI                                S&P
                  GROWTH                              500
                   FUND                              INDEX
                  10,000                             10,000
Aug-93            10,220                             10,381
Sep-93            10,340                             10,305
Oct-93            10,320                             10,515
Nov-93             9,910                             10,415
Dec-93            10,100                             10,543
Jan-94            10,480                             10,898
Feb-94            10,110                             10,602
Mar-94             9,700                             10,142
Apr-94             9,670                             10,273
May-94             9,930                             10,441
Jun-94             9,479                             10,181
Jul-94             9,879                             10,518
Aug-94            10,380                             10,947
Sep-94            10,260                             10,682
Oct-94            10,510                             10,929
Nov-94             9,959                             10,528
Dec-94            10,166                             10,683
Jan-95            10,347                             10,960
Feb-95            10,618                             11,385
Mar-95            10,990                             11,723
Apr-95            10,739                             12,068
May-95            11,061                             12,546
Jun-95            11,580                             12,840
Jul-95            12,154                             13,271
Aug-95            12,234                             13,307
Sep-95            12,455                             13,866
Oct-95            12,123                             13,815
Nov-95            12,717                             14,423
Dec-95            12,522                             14,690
Jan-96            12,719                             15,193
Feb-96            12,740                             15,340
Mar-96            12,970                             15,491
Apr-96            13,274                             15,722
May-96            13,634                             16,127
Jun-96            13,402                             16,194
Jul-96            12,708                             15,473
Aug-96            13,199                             15,804
Sep-96            14,037                             16,693
Oct-96            14,061                             17,159
Nov-96            14,827                             18,464
Dec-96            14,443                             18,105
Jan-97            14,938                             19,231
Feb-97            14,882                             19,387
Mar-97            14,060                             18,580
Apr-97            14,330                             19,684
May-97            15,365                             20,891
Jun-97            15,853                             21,821
Jul-97            17,025                             23,571
Aug-97            16,003                             22,268
Sep-97            16,815                             23,481
Oct-97            16,078                             22,706
Nov-97            16,725                             23,746
Dec-97            17,210                             24,150
Jan-98            17,435                             24,423
Feb-98            18,800                             26,179
Mar-98            19,539                             27,519
Apr-98            19,764                             27,797
May-98            19,137                             27,319
Jun-98            19,878                             28,428
Jul-98            19,777                             28,124
Aug-98            15,977                             24,057
Sep-98            17,147                             25,600
Oct-98            18,503                             27,601
Nov-98            19,945                             29,274
Dec-98            21,776                             30,960
Jan-99            22,771                             32,254
Feb-99            21,591                             31,251
Mar-99            22,457                             32,501
Apr-99            22,697                             33,759
May-99            22,402                             32,962
Jun-99            23,760                             34,792
Jul-99            22,603                             33,706
Aug-99            22,372                             33,538
Sep-99            22,070                             32,619




AVERAGE ANNUAL RETURNS+
THROUGH 9/30/99

                                                                Since
                                                              Inception
                     6 Months**       1 Year      5 Years      8/6/93
                  ==============   ===========   =========   ==========
 IAI GROWTH FUND     (1.73)%          28.71%        16.56       13.73%
------------------   -----            -----         -----       -----
 S&P 500 Index        0.36%           27.80%        25.03%      21.14%
------------------   -----            -----         -----       -----

 + PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
** NOT ANNUALIZED.


TOP TEN HOLDINGS**

                                                     % of Net Assets
                                                   --------------------
Issues                   Sector                     9/30/99     3/31/99
----------------------   -----------------------   ---------   --------
 Microsoft               Technology Services        4.73        4.02
 Intel                   Electronic Technology      4.44        2.88
 General Electric        Process Industries         4.44        3.91
 Tyco International      Process Manufacturing      4.10        2.65
 Patterson Dental        Health Services            3.94        3.21
 Cendant                 Consumer Services          3.86        3.22
 Johnson & Johnson       Health Technology          3.36        3.13
 Synopsys                Electronic Technology      3.29        2.95
 BMC Software            Technology Services        3.17        1.55
 Lucent Technologies     Electronic Technology      3.15        2.43
======================   =======================   =====       =====
 TOTAL                                             38.47       29.95

** EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS.


NOTE
TO FUND
MANAGER'S
REVIEW

PERFORMANCE DATA FOR THE IAI GROWTH FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

                             FUND MANAGER'S REVIEW
                             ---------------------
                           IAI GROWTH AND INCOME FUND

IAI GROWTH AND INCOME FUND

FUND MANAGEMENT
IAI LARGE CAP
TEAM
KEITH WIRTZ, CFA
DAVID A. MCDONALD
JEFF MALET
PAUL ROACH

TOP FIVE
COMMON STOCK
SECTORS
% OF NET ASSETS AS OF 9/30/99

[BAR CHART]



FINANCIAL                     19.1%
UTILITIES                     15.6%
PRODUCER MANUFACTURING        10.4%
CONSUMER DURABLES              7.8%
HEALTH SERVICES                7.3%


* PERCENTAGE OF NET ASSETS AS OF
     9/30/99.


HOW HAS THE FUND PERFORMED?

The return for the past six months for the IAI Growth and Income Fund was (2.92%), compared to the S&P 500 Index return of 0.36%.


WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Specific stocks performing well were two Communications Services companies Bell Atlantic (3.3%)* and SBC Communications (2.6%)* Communication Services companies continue to benefit increase traffic via the Internet and industry consolidation.

The worst performing stocks during the past six months were Newell Rubbermaid (1.3%)* and United Healthcare Corp. (2.1%)*. Newell Rubbermaid stock continues to be under pressure due to a slower than anticipated integration of the merger of Newell and Rubbermaid. United Healthcare stock was hurt by the increased likelihood of negative legislation coming out Washington regarding Health Maintenance Organizations.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

For most companies, the strength of the economy is the major determining factor as to how fast a company can grow their business and thus their free cashflow/earnings. It is difficult to imagine overall economic activity picking up meaningfully from current strong levels without a corresponding increase in inflation causing the Federal Reserve to increase interest rates further. At current stock prices, we believe relatively strong growth is already priced in most stocks, leaving interest rates as the primary variable that will determine future stock prices.


WHAT IS YOUR OUTLOOK FOR THE FUND?

Valuations remain high even after the declines experienced over the last few months. If anything has changed in the recent past it is that market sentiment/psychology has started to turn decidedly cautious if not negative. It is our belief, given the high valuation level of stocks, that there is little room for stocks to move meaningfully higher on strong business fundamentals alone. Interest rates must at a minimum stabilize and probably need to go lower for stocks to be significantly higher by year end. While we have no strong conviction as to the future direction of interest rates, we will continue to try to find stocks that have strong business fundamentals that are not reflected in the price of the stock and thus have a built in margin of safety should interest rates continue to rise.

                             FUND MANAGER'S REVIEW
                             ---------------------
                           IAI GROWTH AND INCOME FUND



VALUE OF $10,000 INVESTMENT+

[GRAPH]

inception
Aug-71             IAI
                 GROWTH &                             S&P
                  INCOME                              500
                   FUND                               INDEX
                  10,000                             10,000
Oct-89             9,835                              9,765
Nov-89            10,044                              9,966
Dec-89            10,206                             10,202
Jan-90             9,669                              9,517
Feb-90             9,766                              9,638
Mar-90             9,999                              9,889
Apr-90             9,617                              9,645
May-90            10,387                             10,585
Jun-90            10,575                             10,512
Jul-90            10,603                             10,478
Aug-90             9,703                              9,531
Sep-90             9,145                              9,062
Oct-90             8,942                              9,030
Nov-90             9,298                              9,609
Dec-90             9,524                              9,876
Jan-91             9,917                             10,313
Feb-91            10,622                             11,052
Mar-91            10,741                             11,314
Apr-91            10,674                             11,346
May-91            10,889                             11,831
Jun-91            10,366                             11,290
Jul-91            10,944                             11,817
Aug-91            11,248                             12,096
Sep-91            10,959                             11,897
Oct-91            11,339                             12,056
Nov-91            11,042                             11,570
Dec-91            12,064                             12,892
Jan-92            11,920                             12,654
Feb-92            12,048                             12,816
Mar-92            11,768                             12,563
Apr-92            11,776                             12,930
May-92            11,904                             12,999
Jun-92            11,571                             12,810
Jul-92            11,865                             13,327
Aug-92            11,655                             13,057
Sep-92            11,831                             13,208
Oct-92            12,050                             13,255
Nov-92            12,444                             13,703
Dec-92            12,544                             13,883
Jan-93            12,536                             13,985
Feb-93            12,418                             14,173
Mar-93            12,832                             14,481
Apr-93            12,350                             14,126
May-93            12,612                             14,505
Jun-93            12,807                             14,553
Jul-93            12,683                             14,484
Aug-93            13,302                             15,036
Sep-93            13,585                             14,926
Oct-93            13,621                             15,230
Nov-93            13,240                             15,085
Dec-93            13,796                             15,271
Jan-94            14,043                             15,784
Feb-94            13,853                             15,356
Mar-94            13,225                             14,689
Apr-94            13,282                             14,879
May-94            13,358                             15,122
Jun-94            12,953                             14,747
Jul-94            13,333                             15,235
Aug-94            13,713                             15,855
Sep-94            13,382                             15,472
Oct-94            13,613                             15,830
Nov-94            13,042                             15,249
Dec-94            13,137                             15,473
Jan-95            13,278                             15,875
Feb-95            13,771                             16,490
Mar-95            14,404                             16,979
Apr-95            14,535                             17,480
May-95            14,696                             18,171
Jun-95            15,102                             18,597
Jul-95            15,546                             19,222
Aug-95            15,656                             19,274
Sep-95            16,312                             20,083
Oct-95            16,009                             20,010
Nov-95            16,412                             20,891
Dec-95            16,700                             21,277
Jan-96            16,985                             22,006
Feb-96            17,534                             22,218
Mar-96            17,499                             22,437
Apr-96            17,887                             22,771
May-96            18,596                             23,358
Jun-96            18,469                             23,455
Jul-96            17,743                             22,411
Aug-96            17,915                             22,890
Sep-96            18,827                             24,178
Oct-96            18,790                             24,853
Nov-96            20,082                             26,744
Dec-96            20,072                             26,223
Jan-97            21,036                             27,854
Feb-97            20,821                             28,079
Mar-97            19,832                             26,910
Apr-97            20,661                             28,511
May-97            22,453                             30,259
Jun-97            23,321                             31,606
Jul-97            24,842                             34,140
Aug-97            23,972                             32,253
Sep-97            24,982                             34,010
Oct-97            24,125                             32,888
Nov-97            24,581                             34,394
Dec-97            24,878                             34,979
Jan-98            24,906                             35,374
Feb-98            26,554                             37,918
Mar-98            27,781                             39,859
Apr-98            28,162                             40,262
May-98            27,261                             39,569
Jun-98            27,939                             41,176
Jul-98            26,713                             40,735
Aug-98            23,117                             34,845
Sep-98            23,827                             37,078
Oct-98            26,438                             40,093
Nov-98            27,115                             42,522
Dec-98            28,609                             44,972
Jan-99            28,589                             46,851
Feb-99            28,455                             45,394
Mar-99            28,202                             47,210
Apr-99            29,849                             49,037
May-99            29,577                             47,880
Jun-99            31,207                             50,537
Jul-99            29,796                             48,960
Aug-99            28,887                             48,716
Sep-99            27,379                             47,381






AVERAGE ANNUAL RETURNS+
THROUGH 9/30/99

                                 6 Months**       1 Year       5 Years       10 Years
                              ==============   ===========   ===========   ===========
 IAI GROWTH AND INCOME FUND     (2.92)%          14.91%        15.40%        10.60%
-----------------------------   -----            -----         -----         -----
 S&P 500 Index                   0.36%           27.80%        25.03%        16.82%
-----------------------------   -----            -----         -----         -----

 + PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
** NOT ANNUALIZED.


TOP TEN HOLDINGS**

                                                          % of Net Assets
                                                        --------------------
Issues                          Sector                   9/30/99     3/31/99
-----------------------------   ---------------------   ---------   --------
 Berkshire Hathaway Class A     Process Industries       4.46        5.06
 Nabors Industries              Industrial Services      3.46        3.32
 American Express               Financial                3.32        2.97
 SLM Holding                    Financial                3.29        2.23
 Bell Atlantic                  Utilities                3.28        2.16
 Exxon                          Energy Minerals          2.98        3.28
 Citigroup                      Financial                2.94        3.17
 BellSouth                      Utilities                2.85        2.17
 Freddie Mac                    Financial                2.77        2.33
 First Health Group             Health Services          2.64        1.64
=============================   =====================   =====       =====
 TOTAL                                                  31.99       28.33

** EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS.


NOTE
TO FUND
MANAGER'S
REVIEW

PERFORMANCE DATA FOR IAI GROWTH AND INCOME FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI MIDCAP GROWTH FUND

IAI MIDCAP GROWTH FUND

FUND MANAGEMENT
IAI SMALL CAP/
MIDCAP TEAM
CURT D. MCLEOD, CFA
SCOTT A. BILLEADEAU, CFA
ROBERT E. SCOTT, CFA
ROBERT J. MLNARIK


TOP FIVE
COMMON STOCK
SECTORS

% OF NET ASSETS AS OF 9/30/99

[BAR CHART]

ELECTRONIC TECHNOLOGY         23.4%
TECHNOLOGY SERVICES           12.2%
COMMERCIAL SERVICES           11.5%
HEALTH TECHNOLOGY             10.0%
RETAIL TRADE                   8.6%


* PERCENTAGE OF NET ASSETS AS OF
     9/30/99.


HOW HAS THE FUND PERFORMED?

The past six months showed a return of 2.03% on the IAI Midcap Growth Fund compared with the S&P 500 showing a return of 0.36%, the S&P Midcap's return of 4.57% and the S&P Midcap Growth's return of 5.55%.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Technology again was one of the leading sectors in the market driven by strong earnings growth. Within technology, Navigant Consulting (2.8%)*, a leading consultant to the utility industry, was the top performer, rising nearly 70%. Legato Systems (2.6%)* and Veritas Software (1.9%)*, also contributed strongly to performance. We had a few healthcare companies report disappointing earnings, including Health Management (1.1%)*, Quintiles (.38%)*, and Total Renal Care (0%)*.

WERE THERE ANY SIGNIFICANT CHANGES?

With regards to transaction activity during the past six months, we eliminated Keane, Republic Services, Starbucks, and Total Renal Care due to announced earnings shortfalls. We eliminated our position in Qualcomm, taking profits in one of our biggest contributors to performance this year. We added only one new investment in the Fund, Papa John's International (1.6%)*, a leading operator of pizza delivery and carryout restaurants.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The past six months were a volatile period for the Fund. The first three months saw strong performance as small and midcap stocks led the market advance. Both the S&P Midcap Index and the Russell 2000, with a gain of 15.6% doubled the 7.1% return of the S&P 500 index. However, as the impact of two short-term interest rate increases by the Federal Reserve during the last three months took hold, the market surrendered approximately half of its earlier gains. Only two sectors, technology and utilities, posted positive returns. The interest rate sensitive sectors were the hardest hit.

WHAT IS YOUR OUTLOOK FOR THE FUND?

While the near-term outlook for the market is somewhat uncertain due to the current negative interest rate environment and as the market prepares for the uncertainties surrounding any Y2K impact, we believe the longer-term outlook for the midcap sector is quite positive. We think as the market broadens out from the leading mega-cap growth companies, which have been the performance leaders over the last few years, the midcap sector will benefit. Furthermore, valuations for midcap stocks continue to be very attractive versus large cap stocks.

                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI MIDCAP GROWTH FUND



VALUE OF $10,000 INVESTMENT+

[GRAPH]


inception
4/10/92               IAI                S&P                 S&P                 S&P
                    MID CAP             MIDCAP               500             MIDCAP GROWTH
                    10,000              10,000              10,000              10,000
Apr-92              10,010               9,881              10,292               9,615
May-92              10,090               9,974              10,347               9,708
Jun-92               9,850               9,689              10,197               9,323
Jul-92              10,250              10,170              10,608               9,804
Aug-92              10,020               9,927              10,393               9,558
Sep-92              10,350              10,066              10,513               9,725
Oct-92              10,660              10,307              10,551              10,063
Nov-92              11,100              10,883              10,907              10,785
Dec-92              11,498              11,248              11,050              11,091
Jan-93              11,889              11,389              11,131              11,143
Feb-93              11,478              11,229              11,282              10,669
Mar-93              11,909              11,617              11,527              10,989
Apr-93              11,418              11,313              11,244              10,603
May-93              11,929              11,829              11,546              11,317
Jun-93              11,939              11,888              11,584              11,305
Jul-93              12,250              11,865              11,529              11,293
Aug-93              13,002              12,355              11,968              11,834
Sep-93              13,322              12,486              11,881              12,042
Oct-93              13,673              12,526              12,123              12,167
Nov-93              13,373              12,249              12,007              11,924
Dec-93              14,125              12,818              12,155              12,607
Jan-94              14,288              13,116              12,564              12,880
Feb-94              14,480              12,930              12,223              12,724
Mar-94              13,862              12,331              11,693              12,024
Apr-94              14,014              12,423              11,843              11,921
May-94              13,943              12,305              12,037              11,663
Jun-94              13,503              11,881              11,738              11,090
Jul-94              14,166              12,284              12,127              11,368
Aug-94              14,819              12,927              12,620              12,138
Sep-94              14,529              12,686              12,315              12,007
Oct-94              15,151              12,824              12,600              12,196
Nov-94              14,519              12,246              12,138              11,637
Dec-94              14,924              12,358              12,317              11,727
Jan-95              15,051              12,487              12,636              11,671
Feb-95              15,561              13,142              13,126              12,323
Mar-95              16,305              13,370              13,515              12,689
Apr-95              16,359              13,639              13,913              12,855
May-95              16,475              13,968              14,464              13,076
Jun-95              17,132              14,536              14,803              13,793
Jul-95              17,800              15,295              15,300              14,637
Aug-95              17,811              15,578              15,341              14,870
Sep-95              18,356              15,955              15,986              15,246
Oct-95              17,756              15,545              15,928              14,630
Nov-95              18,235              16,224              16,629              15,181
Dec-95              18,819              16,183              16,936              14,928
Jan-96              18,534              16,418              17,516              15,106
Feb-96              19,763              16,976              17,685              15,810
Mar-96              20,139              17,179              17,859              16,021
Apr-96              21,083              17,704              18,125              16,853
May-96              21,937              17,944              18,593              17,055
Jun-96              20,899              17,674              18,669              16,470
Jul-96              19,587              16,479              17,839              15,243
Aug-96              20,278              17,429              18,220              16,133
Sep-96              21,499              18,189              19,245              17,130
Oct-96              21,544              18,242              19,782              16,956
Nov-96              22,339              19,269              21,288              17,875
Dec-96              21,939              19,291              20,873              17,683
Jan-97              22,661              20,015              22,172              18,643
Feb-97              21,988              19,850              22,351              18,161
Mar-97              20,768              19,004              21,420              17,211
Apr-97              20,058              19,496              22,694              17,746
May-97              22,025              21,201              24,085              19,749
Jun-97              22,594              21,797              25,158              20,328
Jul-97              23,890              23,955              27,175              22,859
Aug-97              23,752              23,926              25,673              22,644
Sep-97              25,063              25,301              27,072              23,982
Oct-97              23,461              24,203              26,178              22,592
Nov-97              23,405              24,561              27,377              22,678
Dec-97              23,876              25,514              27,843              23,037
Jan-98              23,205              25,029              28,157              22,689
Feb-98              24,671              27,102              30,182              24,774
Mar-98              25,372              28,324              31,727              25,851
Apr-98              26,138              28,840              32,047              26,616
May-98              25,134              27,542              31,496              25,304
Jun-98              25,901              27,715              32,775              25,793
Jul-98              25,373              26,640              32,424              24,898
Aug-98              20,455              21,682              27,736              19,717
Sep-98              22,603              23,707              29,514              21,880
Oct-98              24,111              25,827              31,851              24,116
Nov-98              25,712              27,116              33,781              25,985
Dec-98              29,831              30,391              35,727              31,068
Jan-99              30,586              29,209              37,220              30,305
Feb-99              28,344              27,678              36,063              28,568
Mar-99              30,022              28,451              37,505              29,633
Apr-99              31,300              29,902              38,957              31,463
May-99              31,488              30,030              38,037              31,235
Jun-99              33,790              31,640              40,149              33,612
Jul-99              31,763              30,966              38,896              32,634
Aug-99              30,867              29,904              38,701              31,642
Sep-99              30,632              28,980              37,641              31,277


AVERAGE ANNUAL RETURNS+
THROUGH 9/30/99

                                                                          Since
                                                                        Inception
                             6 Months**       1 Year       5 Years       4/10/92
                          ==============   ===========   ===========   ==========
 IAI MIDCAP GROWTH FUND      2.03%            35.50%        16.09%        16.15%
--------------------------   ----             -----         -----         -----
 S&P Midcap Index            4.57%            25.49%        18.59%        15.65%
--------------------------   ----             -----         -----         -----
 S&P 500 Index               0.36%            27.80%        25.03%        19.33%
--------------------------   ----             -----         -----         -----
 S&P Midcap Growth Index     5.55%            42.95%        21.10%        16.42%
--------------------------   ----             -----         -----         -----

 + PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
** NOT ANNUALIZED.


TOP TEN HOLDINGS**

                                                        % of Net Assets
                                                      --------------------
Issues                      Sector                     9/30/99     3/31/99
-------------------------   -----------------------   ---------   --------
 Biogen                     Health Technology          3.31        2.20
 Navigant Consulting        Commercial Services        2.77         --
 Legato Systems             Technology Services        2.65        1.09
 Dean Foods                 Consumer Non-Durables      2.64        1.56
 Xilinx                     Electronic Technology      2.61        1.36
 Analog Devices             Electronic Technology      2.56        1.61
 Electronic Arts            Electronic Technology      2.36        0.77
 ADC Telecommunications     Electronic Technology      2.32        1.71
 Linear Technology          Electronic Technology      2.25        1.69
 McCormick & Company        Consumer Non-Durables      2.23        1.68
=========================   =======================   =====       =====
 TOTAL                                                25.70       13.67


** EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS.


NOTE
TO FUND
MANAGER'S
REVIEW

PERFORMANCE DATA FOR THE IAI MIDCAP GROWTH FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

                             FUND MANAGER'S REVIEW
                             ---------------------
                               IAI REGIONAL FUND

IAI REGIONAL FUND

FUND MANAGEMENT
IAI REGIONAL TEAM
JULIAN P. "BING" CARLIN, CFA
AMY DENN


TOP FIVE
COMMON STOCK
SECTORS
% OF NET ASSETS AS OF 9/30/99

[BAR CHART]

HEALTH TECHNOLOGY             14.3%
PROCESS INDUSTRIES             8.8%
RETAIL TRADE                   7.7%
UTLITIES                       7.5%
ELECTRONIC TECHNOLOGY          6.6%


* PERCENTAGE OF NET ASSETS AS OF 9/30/99.


HOW HAS THE FUND PERFORMED?

The IAI Regional Fund showed a return of (5.98%) over the last six months compared to the S&P 500's 0.36% return.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Performance was led by Recovery Engineering, a Minneapolis company that makes water filtration systems. Proctor & Gamble announced they would initiate a tender offer for $35.25/share, a price representing a premium of approximately 100% above Recovery's current stock price. Although Financials was an underperforming sector due to rising interest rates, our position in Chicago Title, the nation's third largest title company, appreciated significantly on news that they would be acquired by Fidelity National Financial. Both positions were eliminated after the announcement. Biomet and Spyglass were the biggest detractors from performance and were eliminated from the Fund.

WERE THERE ANY SIGNIFICANT CHANGES?

Several stocks were added to the Fund during the third quarter, including General Electric (2.4%)*, Minnesota Mining & Manufacturing (1.7%)*, Anheuser-Busch (2.1%)*, General Mills (2.4%)*, Exxon (2.5%)*, TCF Financial (2.0%)*, Lucent Technologies (2.1%)* and Time Warner (1.5%)*. Among the stocks eliminated from the Fund were Ecolab, AT&T Corp., Tootsie Roll Industries, Allstate and Galileo International. The cash position of the Fund remained at above-normal levels.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The past six months continued in the negative direction that the market has been in since April with 65% of stocks showing negative returns for 1999. Performance has reflected this trend and we continue to fight a defensive investment battle. A handful of stocks have masked the problem and driven the NASDAQ Index higher. These investments have centered on Internet and high-tech companies whose valuations are extremely lofty and stock prices appear extended. We have refused to play in this sector due to its high valuation risk.

WHAT IS YOUR OUTLOOK FOR THE FUND?

As we work our way through the fourth quarter, we will be looking for investment targets with more reasonable valuations. We continue to focus on (1) aging of America, (2) globalization and (3) technology/productivity as major investment themes. One segment of technology that we are currently invested in is telecommunications. We believe that wireless and broadband infrastructure will continue to play an important role in the coming years. We hope the next six months will prove to be more favorable for investors than the past six months, but our guard remains alert!

                             FUND MANAGER'S REVIEW
                             ---------------------
                               IAI REGIONAL FUND



VALUE OF $10,000 INVESTMENT+

[GRAPH]

inception
May-80             IAI                                S&P
                 REGIONAL                             500
                   FUND                              INDEX
                  10,000                             10,000
Oct-89             9,754                              9,765
Nov-89             9,969                              9,966
Dec-89            10,084                             10,202
Jan-90             9,553                              9,517
Feb-90             9,744                              9,638
Mar-90            10,068                              9,889
Apr-90             9,856                              9,645
May-90            10,701                             10,585
Jun-90            10,905                             10,512
Jul-90            10,627                             10,478
Aug-90             9,777                              9,531
Sep-90             9,351                              9,062
Oct-90             9,253                              9,030
Nov-90             9,793                              9,609
Dec-90            10,051                              9,876
Jan-91            10,700                             10,313
Feb-91            11,293                             11,052
Mar-91            11,881                             11,314
Apr-91            11,807                             11,346
May-91            12,219                             11,831
Jun-91            11,804                             11,290
Jul-91            12,313                             11,817
Aug-91            12,661                             12,096
Sep-91            12,620                             11,897
Oct-91            12,996                             12,056
Nov-91            12,498                             11,570
Dec-91            13,606                             12,892
Jan-92            13,764                             12,654
Feb-92            13,720                             12,816
Mar-92            13,399                             12,563
Apr-92            13,184                             12,930
May-92            13,316                             12,999
Jun-92            13,040                             12,810
Jul-92            13,287                             13,327
Aug-92            12,957                             13,057
Sep-92            13,210                             13,208
Oct-92            13,333                             13,255
Nov-92            13,844                             13,703
Dec-92            14,089                             13,883
Jan-93            14,225                             13,985
Feb-93            14,134                             14,173
Mar-93            14,513                             14,481
Apr-93            14,154                             14,126
May-93            14,331                             14,505
Jun-93            14,525                             14,553
Jul-93            14,397                             14,484
Aug-93            15,124                             15,036
Sep-93            15,481                             14,926
Oct-93            15,487                             15,230
Nov-93            14,902                             15,085
Dec-93            15,352                             15,271
Jan-94            15,760                             15,784
Feb-94            15,552                             15,356
Mar-94            14,986                             14,689
Apr-94            15,107                             14,879
May-94            14,972                             15,122
Jun-94            14,579                             14,747
Jul-94            14,932                             15,235
Aug-94            15,737                             15,855
Sep-94            15,414                             15,472
Oct-94            15,692                             15,830
Nov-94            15,150                             15,249
Dec-94            15,455                             15,473
Jan-95            15,662                             15,875
Feb-95            16,168                             16,490
Mar-95            16,537                             16,979
Apr-95            16,966                             17,480
May-95            17,365                             18,171
Jun-95            17,827                             18,597
Jul-95            18,694                             19,222
Aug-95            18,748                             19,274
Sep-95            19,063                             20,083
Oct-95            18,803                             20,010
Nov-95            19,779                             20,891
Dec-95            20,499                             21,277
Jan-96            20,784                             22,006
Feb-96            21,079                             22,218
Mar-96            21,269                             22,437
Apr-96            22,335                             22,771
May-96            23,174                             23,358
Jun-96            22,502                             23,455
Jul-96            20,860                             22,411
Aug-96            21,705                             22,890
Sep-96            22,173                             24,178
Oct-96            22,413                             24,853
Nov-96            23,276                             26,744
Dec-96            23,725                             26,223
Jan-97            23,858                             27,854
Feb-97            24,543                             28,079
Mar-97            23,109                             26,910
Apr-97            23,528                             28,511
May-97            25,932                             30,259
Jun-97            27,047                             31,606
Jul-97            28,654                             34,140
Aug-97            28,172                             32,253
Sep-97            30,150                             34,010
Oct-97            28,543                             32,888
Nov-97            28,195                             34,394
Dec-97            28,198                             34,979
Jan-98            27,873                             35,374
Feb-98            29,222                             37,918
Mar-98            30,400                             39,859
Apr-98            30,503                             40,262
May-98            29,881                             39,569
Jun-98            30,093                             41,176
Jul-98            28,550                             40,735
Aug-98            23,205                             34,845
Sep-98            24,709                             37,078
Oct-98            25,250                             40,093
Nov-98            26,689                             42,522
Dec-98            27,810                             44,972
Jan-99            29,381                             46,851
Feb-99            28,667                             45,394
Mar-99            28,048                             47,210
Apr-99            28,034                             49,037
May-99            27,956                             47,880
Jun-99            28,912                             50,537
Jul-99            27,697                             48,960
Aug-99            26,864                             48,716
Sep-99            26,369                             47,381


AVERAGE ANNUAL RETURNS+
THROUGH 9/30/99

                        6 Months**      1 Year       5 Years       10 Years
                     ==============   ==========   ===========   ===========
 IAI REGIONAL FUND     (5.98)%           6.72%       11.34%        10.18%
--------------------   -----            -----        -----         -----
 S&P 500 Index          0.36%           27.80%       25.03%        16.82%
--------------------   -----            -----        -----         -----

 + PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
** NOT ANNUALIZED.


TOP TEN HOLDINGS**

                                                               % of Net Assets
                                                             --------------------
Issues                            Sector                      9/30/99     3/31/99
-------------------------------   ------------------------   ---------   --------
 Telephone and Data Systems       Utilities                   3.09         --
 Ameritech                        Utilities                   3.00         --
 Baxter International             Health Technology           3.00        2.27
 Illinois Tool Works              Producer Manufacturing      2.86        2.23
 Sybron International             Health Technology           2.85        2.17
 McDonald's                       Consumer Services           2.67         --
 Clear Channel Communications     Consumer Services           2.58         --
 Exxon                            Energy Minerals             2.46         --
 Valspar                          Process Industries          2.43        1.71
 General Mills                    Consumer Non-Durables       2.42         --
===============================   ========================   =====       =====
 TOTAL                                                       27.36        8.38

** EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS.



NOTE
TO FUND
MANAGER'S
REVIEW

PERFORMANCE DATA FOR IAI REGIONAL FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

                             FUND MANAGER'S REVIEW
                             ---------------------
                                 IAI VALUE FUND

IAI VALUE FUND

FUND MANAGEMENT
IAI SMALL CAP/
MIDCAP TEAM
CURT D. MCLEOD, CFA
SCOTT A. BILLEADEAU, CFA
ROBERT E. SCOTT, CFA
ROBERT J. MLNARIK


TOP FIVE
COMMON STOCK
SECTORS
% OF NET ASSETS AS OF 9/30/99

[BAR CHART]

PRODUCER MANUFACTURING        14.6%
HEALTH SERVICES               13.1%
CONSUMER DURABLES             11.2%
ELECTRONIC TECHNOLOGY         10.7%
TECHNOLOGY SERVICES            8.8%


* PERCENTAGE OF NET ASSETS AS OF
     9/30/99.


HOW HAS THE FUND PERFORMED?

For the past six months the return for the IAI Value Fund was (29.08%) as compared to the Russell 2500 Growth Index's return of 12.75% and the S&P 500's return of 0.36%.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

The Fund underperformed in the past six months primarily due to the performance of its two largest holdings, Tut Systems and Pathnet PFD, which were eliminated. Positive performers during the past six months were First Health (2.6%)* and CompX (3.5%)*. First Health group announced a strong list of new clients and CompX made an acquisition which should enhance its growth prospects.

WERE THERE ANY SIGNIFICANT CHANGES?

There were significant changes during the past six months. The large positions in Pathnet PFD and Tut Systems were eliminated and 16 new stocks were added. The Tut Systems sale resulted in a significant gain for Fund shareholders since our initial investment in the company.


CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The relatively strong performance of growth stocks had an impact on the fund. The Russell 2500 Growth Index returned 8.89% during the past six months vs. the Russell 2500 Value Index performance of 6.00%. The Fund's emphasis on valuation was not beneficial during the last six months.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We suspect changes in economic conditions, Federal Reserve policy and market psychology will continue to result in volatile short-term market performance. Changes in the market sentiment does not change our focus. We continue to focus on companies with a strong and durable economic franchise, high returns on invested capital, significant free cash flow, and with excellent management teams. We are confident these companies will outperform throughout an economic cycle.

                             FUND MANAGER'S REVIEW
                             ---------------------
                                 IAI VALUE FUND



VALUE OF $10,000 INVESTMENT+

[GRAPH]

inception
10/12/83           IAI                                                  S&P
                  VALUE                    RUSSELL                      500
                   FUND                      2500                      INDEX
                  10,000                    10,000                     10,000
Oct-89             9,563                     9,481                      9,765
Nov-89             9,716                     9,555                      9,966
Dec-89             9,857                     9,603                     10,202
Jan-90             9,129                     8,802                      9,517
Feb-90             9,263                     9,049                      9,638
Mar-90             9,615                     9,336                      9,889
Apr-90             9,318                     8,992                      9,645
May-90            10,218                     9,703                     10,585
Jun-90            10,236                     9,703                     10,512
Jul-90             9,862                     9,355                     10,478
Aug-90             8,794                     8,229                      9,531
Sep-90             8,189                     7,570                      9,062
Oct-90             7,895                     7,211                      9,030
Nov-90             8,412                     7,825                      9,609
Dec-90             8,727                     8,174                      9,876
Jan-91             9,273                     8,824                     10,313
Feb-91             9,860                     9,723                     11,052
Mar-91            10,211                    10,255                     11,314
Apr-91            10,230                    10,233                     11,346
May-91            10,649                    10,703                     11,831
Jun-91            10,180                    10,236                     11,290
Jul-91            10,300                    10,715                     11,817
Aug-91            10,410                    11,117                     12,096
Sep-91            10,099                    11,116                     11,897
Oct-91            10,410                    11,367                     12,056
Nov-91             9,587                    10,913                     11,570
Dec-91            10,452                    11,991                     12,892
Jan-92            11,146                    12,585                     12,654
Feb-92            11,706                    12,917                     12,816
Mar-92            11,458                    12,504                     12,563
Apr-92            11,468                    12,255                     12,930
May-92            11,396                    12,366                     12,999
Jun-92            11,006                    11,937                     12,810
Jul-92            11,372                    12,383                     13,327
Aug-92            10,787                    12,057                     13,057
Sep-92            10,933                    12,263                     13,208
Oct-92            10,996                    12,630                     13,255
Nov-92            11,508                    13,461                     13,703
Dec-92            11,697                    13,932                     13,883
Jan-93            12,105                    14,267                     13,985
Feb-93            12,001                    14,067                     14,173
Mar-93            12,168                    14,593                     14,481
Apr-93            12,116                    14,176                     14,126
May-93            12,398                    14,745                     14,505
Jun-93            12,599                    14,898                     14,553
Jul-93            12,599                    14,993                     14,484
Aug-93            13,148                    15,657                     15,036
Sep-93            13,391                    15,952                     14,926
Oct-93            13,718                    16,143                     15,230
Nov-93            13,887                    15,625                     15,085
Dec-93            14,278                    16,236                     15,271
Jan-94            14,467                    16,749                     15,784
Feb-94            14,313                    16,688                     15,356
Mar-94            13,712                    15,876                     14,689
Apr-94            13,618                    15,969                     14,879
May-94            13,772                    15,804                     15,122
Jun-94            13,626                    15,315                     14,747
Jul-94            13,790                    15,730                     15,235
Aug-94            14,348                    16,579                     15,855
Sep-94            13,943                    16,412                     15,472
Oct-94            13,664                    16,438                     15,830
Nov-94            12,955                    15,725                     15,249
Dec-94            12,983                    16,065                     15,473
Jan-95            13,315                    16,032                     15,875
Feb-95            14,131                    16,839                     16,490
Mar-95            14,245                    17,252                     16,979
Apr-95            14,590                    17,558                     17,480
May-95            14,832                    17,929                     18,171
Jun-95            15,244                    18,789                     18,597
Jul-95            15,760                    19,898                     19,222
Aug-95            15,939                    20,216                     19,274
Sep-95            16,081                    20,595                     20,083
Oct-95            15,695                    19,950                     20,010
Nov-95            16,171                    20,803                     20,891
Dec-95            16,148                    21,158                     21,277
Jan-96            16,453                    21,307                     22,006
Feb-96            16,842                    21,950                     22,218
Mar-96            17,244                    22,397                     22,437
Apr-96            17,855                    23,432                     22,771
May-96            17,701                    24,068                     23,358
Jun-96            17,882                    23,329                     23,455
Jul-96            16,773                    21,622                     22,411
Aug-96            16,989                    22,865                     22,890
Sep-96            17,378                    23,856                     24,178
Oct-96            17,811                    23,699                     24,853
Nov-96            18,417                    24,844                     26,744
Dec-96            19,680                    25,184                     26,223
Jan-97            19,712                    25,880                     27,854
Feb-97            19,069                    25,496                     28,079
Mar-97            18,255                    24,341                     26,910
Apr-97            18,207                    24,649                     28,511
May-97            19,804                    26,918                     30,259
Jun-97            21,115                    28,018                     31,606
Jul-97            21,755                    29,661                     34,140
Aug-97            22,149                    30,074                     32,253
Sep-97            23,803                    32,040                     34,010
Oct-97            23,344                    30,601                     32,888
Nov-97            23,295                    30,739                     34,394
Dec-97            23,537                    31,320                     34,979
Jan-98            22,786                    30,840                     35,374
Feb-98            23,422                    33,079                     37,918
Mar-98            24,502                    34,532                     39,859
Apr-98            24,926                    34,663                     40,262
May-98            31,441                    33,055                     39,569
Jun-98            30,576                    33,094                     41,176
Jul-98            26,378                    30,821                     40,735
Aug-98            20,955                    25,008                     34,845
Sep-98            19,790                    26,783                     37,078
Oct-98            21,478                    28,248                     40,093
Nov-98            21,257                    29,647                     42,522
Dec-98            23,529                    31,443                     44,972
Jan-99            29,367                    31,390                     46,851
Feb-99            28,016                    29,328                     45,394
Mar-99            26,578                    29,955                     47,210
Apr-99            25,380                    32,912                     49,037
May-99            26,055                    33,583                     47,880
Jun-99            28,142                    34,752                     50,537
Jul-99            20,051                    34,088                     48,960
Aug-99            19,221                    32,779                     48,716
Sep-99            18,850                    31,747                     47,381





AVERAGE ANNUAL RETURNS+
THROUGH 9/30/99

                               6 Months**        1 Year       5 Years     10 Years
                            ==============   =============   =========   =========
 IAI VALUE FUND                (29.08)%         (4.75)%          6.22%       6.54%
----------------------------   ------           -----           -----       -----
 Russell 2500 Growth Index       8.89%          21.78%          14.72%      12.55%
----------------------------   ------           -----           -----       -----
 S&P 500 Index                   0.36%          27.80%          25.03%      16.82%

 + PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
** NOT ANNUALIZED.


TOP TEN HOLDINGS*

                                                                         % of Net Assets
                                                                       --------------------
Issues                                      Sector                      9/30/99     3/31/99
-----------------------------------------   ------------------------   ---------   --------
 Intellon Series A**                        Electronic Technology       5.23        2.72
 Aftermarket Technology                     Consumer Durables           4.69         --
 CCC Information Services Group             Financial                   4.12         --
 CompX International                        Producer Manufacturing      3.47        0.57
 Rayovac                                    Producer Manufacturing      3.22        1.05
 Tollgrade Communications                   Electronic Technology       3.06         --
 Keane                                      Technology Services         2.98         --
 Nabors Industries                          Industrial Services         2.95        1.05
 Lincare Holdings                           Health Services             2.89         --
 Transaction Systems Architects Class A     Technology Services         2.89         --
=========================================   ========================   =====       =====
 TOTAL                                                                 35.50        5.39

 * EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS.
** RESTRICTED SECURITY.


NOTE
TO FUND
MANAGER'S
REVIEW


PERFORMANCE DATA FOR THE IAI VALUE FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

                                FUND PORTFOLIO
                                --------------
                         IAI CAPITAL APPRECIATION FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 92.7%

                                                             Market
                                           Quantity         Value (a)
---------------------------------------------------------------------
COMMERCIAL SERVICES - 8.4%
Catalina Marketing (b)                       5,100         $ 432,544
Right Management Consultants (b)            19,600           220,500
Scientific Games Holdings (b)                9,900           195,525
Valassis Communications (b)                 17,100           751,331
                                                           ---------
                                                           1,599,900
                                                           ---------
CONSUMER DURABLES - 6.1%
Aftermarket Technology (b)                  96,100         1,009,050
JAKKS Pacific (b)                            3,900           146,250
                                                           ---------
                                                           1,155,300
                                                           ---------
CONSUMER SERVICES - 5.7%
Apollo Group Class A (b)                    12,300           259,837
Papa John's International (b)                9,900           408,375
Strayer Education                           21,450           426,319
                                                           ---------
                                                           1,094,531
                                                           ---------
ELECTRONIC TECHNOLOGY - 14.1%
DII Group (b)                               15,400           541,887
Hutchinson Technology (b)                    6,900           186,300
Mercury Computer
   Systems (b)                               9,200           312,800
REMEC (b)                                   20,900           287,375
Sawtek (b)                                  12,100           423,500
Tollgrade Communications (b)                24,200           650,375
Three-Five Systems (b)                      12,900           285,413
                                                           ---------
                                                           2,687,650
                                                           ---------
FINANCIAL - 13.1%
CCC Information Services
   Group (b)                                59,800           788,612
Enhance Financial Services Group            25,600           452,800
INSpire Insurance Solutions (b)             23,300           160,187
Radian Group                                17,599           755,657
Triad Guaranty (b)                           3,900            65,813
UniCapital (b)                              86,100           274,444
                                                           ---------
                                                           2,497,513
                                                           ---------


                                                             Market
                                           Quantity         Value (a)
---------------------------------------------------------------------
HEALTH SERVICES - 6.0%
Patterson Dental (b)                        11,150         $ 552,622
Renal Care Group (b)                        19,600           429,363
Henry Schein (b)                            11,100           158,175
                                                           ---------
                                                           1,140,160
                                                           ---------
HEALTH TECHNOLOGY - 5.6%
Mentor                                      31,300           892,050
Respironics (b)                             22,600           186,450
                                                           ---------
                                                           1,078,500
                                                           ---------
INDUSTRIAL SERVICES - 3.9%
Petroleum Geo-Services ADR (b)              13,600           259,250
Service Experts (b)                         46,100           478,288
                                                           ---------
                                                             737,538
                                                           ---------
PRODUCER MANUFACTURING - 5.2%
Advanced Lighting
   Technologies (b)                         27,800           194,600
JLK Direct Distribution
   Class A (b)                              27,300           191,100
Zebra Technologies Class A (b)              13,400           609,281
                                                           ---------
                                                             994,981
                                                           ---------
RETAIL TRADE - 5.2%
99 Cents Only Stores (b)                    13,400           484,075
Wild Oats Markets (b)                       12,600           497,700
                                                           ---------
                                                             981,775
                                                           ---------
TECHNOLOGY SERVICES - 18.4%
American Management Systems (b)              6,500           166,766
BISYS Group (b)                              7,200           337,725
DSET (b)                                    20,900           306,969
Great Plains Software (b)                    9,900           509,850
HNC Software (b)                             9,100           361,156
Hyperion Solutions (b)                      16,900           371,800
International Telecommunications
   Data Systems (b)                         33,700           284,344
Mastech (b)                                 29,800           402,300
National Computer Systems                   12,800           490,800


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35


                                       18

                                FUND PORTFOLIO
                                --------------
                         IAI CAPITAL APPRECIATION FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS (CONT.)


                                                  Market
                                 Quantity       Value (a)
--------------------------------------------------------------
Transaction Systems Architects
   Class A (b)                     9,900      $  266,681
                                              ----------
                                               3,498,391
                                              ----------
TRANSPORTATION - 1.0%
Atlas Air (b)                      8,900         194,687
==============================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $17,848,734)......................... $17,660,926
==============================================================





SHORT-TERM SECURITIES - 3.8%
                                           Principal       Market
Rate                                         Amount       Value (a)
-----------------------------------------------------------------
DEMAND NOTES - 0.7%
Pitney Bowes (COMMERCIAL SERVICES)
 4.99% (c)                                $135,897      $ 135,897
-----------------------------------------------------------------
INVESTMENT COMPANY - 3.1%
Firstar Institutional Money Market Fund
 5.02%                                     594,735        594,735
=================================================================
TOTAL INVESTMENTS IN SHORT-TERM
SECURITIES (COST: $730,632)............................. $730,632
=================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $18,579,366) (f).............................. $18,391,558
=================================================================
OTHER ASSETS AND LIABILITIES
(NET) - 3.5% ........................................... $668,295
=================================================================
TOTAL NET ASSETS .................................... $19,059,853
=================================================================





              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                            IAI EMERGING GROWTH FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 89.5%

                                                                Market
                                          Quantity             Value (a)
------------------------------------------------------------------------
COMMERCIAL SERVICES - 5.1%
Navigant Consulting (b)                     27,800        $1,289,225
Profit Recovery Group
   International (b)                        29,700         1,325,363
                                                          ----------
                                                           2,614,588
                                                          ----------
CONSUMER DURABLES - 5.8%
Aftermarket Technology (b)                 181,700         1,907,850
JAKKS Pacific (b)                           28,500         1,068,750
                                                          ----------
                                                           2,976,600
                                                          ----------
CONSUMER SERVICES - 6.0%
Apollo Group Class A (b)                    51,250         1,082,656
Papa John's International (b)               36,600         1,509,750
Strayer Education                           25,000           496,875
                                                          ----------
                                                           3,089,281
                                                          ----------
ELECTRONIC TECHNOLOGY - 23.2%
Alpha Industries (b)                        23,000         1,297,344
Creo Products (b)(d)                        29,000           712,312
DII Group (b)                               42,000         1,477,875
Etec Systems (b)                            20,000           752,500
Mercury Computer Systems (b)                30,700         1,043,800
Micrel (b)                                  24,900         1,080,037
REMEC (b)                                   65,000           893,750
RSA Security (b)                            15,000           398,438
Sawtek (b)                                  38,700         1,354,500
Tollgrade Communications (b)                55,000         1,478,125
Three-Five Systems (b)                      32,700           723,488
Vitesse Semiconductor (b)                    8,100           691,537
                                                          ----------
                                                          11,903,706
                                                          ----------

                                                                Market
                                     Quantity                  Value (a)
----------------------------------------------------------------------------
FINANCIAL - 3.0%
CCC Information Services
   Group (b)                                11,400        $  150,337
Knight/Trimark Group Class A (b)             6,000           177,750
Radian Group                                15,000           644,063
Rent-A-Center (b)                           30,700           571,788
                                                          ----------
                                                           1,543,938
                                                          ----------
HEALTH SERVICES - 8.3%
Express Scripts (b)                         15,900         1,244,175
InfoCure (b)                                30,000           566,250
MedQuist (b)                                15,000           501,562
Patterson Dental (b)                        10,000           495,625
Renal Care Group (b)                        64,600         1,415,144
                                                          ----------
                                                           4,222,756
                                                          ----------
HEALTH TECHNOLOGY - 4.0%
Medicis Pharmaceutical (b)                  23,650           674,025
Mentor                                      37,000         1,054,500
Watson Pharmaceuticals (b)                  10,100           308,681
                                                          ----------
                                                           2,037,206
                                                          ----------
INDUSTRIAL SERVICES - 1.9%
Petroleum Geo-Services ADR (b)              50,000           953,125
                                                          ----------
PRODUCER MANUFACTURING - 1.8%
PRI Automation                              25,900           935,638
                                                          ----------
RETAIL TRADE - 6.8%
99 Cents Only Stores (b)                    39,425         1,424,228
Bed Bath & Beyond (b)                       14,800           517,075
Wild Oats Markets (b)                       39,200         1,548,400
                                                          ----------
                                                           3,489,703
                                                          ----------

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                       20

                                FUND PORTFOLIO
                                --------------
                            IAI EMERGING GROWTH FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS (CONT.)

                                                   Market
                                  Quantity        Value (a)
-------------------------------------------------------------
TECHNOLOGY SERVICES - 23.0%
Acxiom (b)                        30,600       $   601,481
Advantage Learning Systems (b)    25,000           465,625
Citrix Systems (b)                17,300         1,071,519
CSG Systems International (b)     26,200           718,044
DSET (b)                          25,000           367,187
Emulex (b)                         2,000           171,750
Great Plains Software (b)         33,000         1,699,500
HNC Software (b)                  19,200           762,000
IMRglobal (b)                     19,400           160,050
International Telecommunication
   Data Systems (b)                6,900            58,219
Legato Systems (b)                18,000           784,687
Mastech (b)                       71,800           969,300
National Computer Systems         13,000           498,469
National Information
   Consortium (b)                  5,000           123,438
Network Appliance (b)              2,850           204,131
Peregrine Systems (b)             35,000         1,426,250
TIBCO Software (b)                 2,500            75,234
Transaction Systems Architects
   Class A (b)                    28,300           762,331
Whittman-Hart (b)                 22,900           888,091
                                               -----------
                                                11,807,306
                                               -----------
TRANSPORTATION - 0.6%
Atlas Air (b)                     14,400           315,000
================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $38,155,320)........................... $45,888,847
================================================================




RESTRICTED SECURITIES - 2.8%

                                                        Market
                                      Quantity (e)     Value (a)
----------------------------------------------------------------
COMMON STOCKS - 1.4%
AccessLine Holdings Class A (b)          818          $    41
Tut Systems (b)                       30,255          741,913
                                                      -------
                                                      741,954
                                                      -------
CONVERTIBLE PREFERRED STOCKS - 0.8%
AccessLine Holdings Series A (b)      21,158           21,158
Intellon Series A (b)                200,000          372,000
                                                      -------
                                                      393,158
                                                      -------


                                        Ownership        Market
                                     Percentage (e)     Value (a)
                                    ----------------   ----------
LIMITED PARTNERSHIPS - 0.6%
Alta Berkeley III, foreign (b)      1.78%              330,489
South Street Corporate Recovery
 Fund I (b)                         0.69                    --
South Street Leveraged Corporate
 Recovery Fund I (b)                1.65                    --
                                                       -------
                                                       330,489
                                                       -------


                                  Principal          Market
Rate               Maturity      Amount (e)        Value (a)
---------------   ----------   --------------   ---------------
CONVERTIBLE DEBENTURES - 0.0%
Air Communications Series B
(b)
      10.00%      02/28/97     258,332               --
                                                -------
                                                     --
                                                -------

Exercise                                         Market
 Price            Maturity     Quantity (e)     Value (a)
------------      --------     --------------   ---------------
CALL OPTIONS - 0.0%
GalaGen,
       2.56       02/22/03     4,062               --
GalaGen,
       2.56       12/27/05       812               --
                                              -------
                                                   --
                                              -------



              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                            IAI EMERGING GROWTH FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

RESTRICTED SECURITIES (CONT.)


                                                 Market
Rate              Maturity     Quantity (e)     Value (a)
--------------   ----------   --------------   ----------
WARRANTS - 0.0%
AccessLine Holdings,
 $  0.60          10/15/99         71,420       $    --
GalaGen,
 $ 11.08          03/24/00          2,256            --
GalaGen,
 $ 11.08          07/09/00          1,805            --
GalaGen,
 $ 11.08          01/29/01         22,501            --
                                                -------
                                                     --
                                                =======
TOTAL INVESTMENTS IN RESTRICTED
SECURITIES (COST: $1,688,648)............... $1,465,601
============================================================



SHORT-TERM SECURITIES - 14.8%


                                                                Principal         Market
Rate                                              Maturity        Amount        Value (a)
------------------------------------------------ ----------   -------------   -------------
COMMERCIAL PAPER - 14.6%
Anheuser Busch Companies (CONSUMER NON-DURABLES)
    5.50%                                        10/01/99     $2,500,000      $2,500,000
Gillette (CONSUMER NON-DURABLES)
    5.55%                                        10/01/99      2,500,000       2,500,000
Xerox (PRODUCER MANUFACTURING)
    5.52%                                        10/01/99      2,500,000       2,500,000
                                                                              ----------
                                                                               7,500,000
                                                                              ----------
INVESTMENT COMPANY - 0.2%
Firstar Institutional Money Market Fund
    5.02%                                                         72,317          72,317
========================================================================================
TOTAL INVESTMENTS IN SHORT-TERM
SECURITIES (COST: $7,572,317)................................................ $7,572,317
========================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $47,416,285) (F)..................................................... $54,926,765
========================================================================================
OTHER ASSETS AND LIABILITIES
(NET) - (7.1%).............................................................  $(3,634,139)
========================================================================================
TOTAL NET ASSETS............................................................ $51,292,626
========================================================================================



              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                                IAI GROWTH FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 92.5%

                                                                 Market
                                           Quantity            Value (a)
----------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.7%
Amdocs (b)                                   9,110         $  191,310
SunGard Data Systems (b)                     3,000             78,938
                                                           ----------
                                                              270,248
                                                           ----------
CONSUMER NON-DURABLES - 5.6%
Coca-Cola                                    1,500             72,094
Colgate-Palmolive                            1,510             69,082
Dial                                         6,770            172,635
PepsiCo                                      2,380             71,995
Procter & Gamble                             1,820            170,625
                                                           ----------
                                                              556,431
                                                           ----------
CONSUMER SERVICES - 5.1%
Cendant (b)                                 21,598            383,364
McDonald's                                   1,690             72,670
Time Warner                                    900             54,675
                                                           ----------
                                                              510,709
                                                           ----------
ELECTRONIC TECHNOLOGY - 22.4%
Analog Devices (b)                           3,450            176,812
Cisco Systems (b)                            4,250            291,391
Comverse Technology (b)                      2,025            190,983
Electronic Arts (b)                          2,600            188,175
EMC (b)                                        850             60,722
Intel                                        5,940            441,416
International Business Machines              1,200            145,650
Lucent Technologies                          4,830            313,346
SBC Communications                           1,780             90,891
Synopsys (b)                                 5,820            326,829
                                                           ----------
                                                            2,226,215
                                                           ----------
FINANCIAL - 5.0%
American Express                               600             80,775
American International Group                 1,137             98,848
Associates First Capital Class A             2,400             86,400
Fannie Mae                                   1,100             68,956
Freddie Mac                                  1,550             80,600
State Street                                 1,170             75,611
                                                           ----------
                                                              491,190
                                                           ----------


                                                                 Market
                                           Quantity             Value (a)
----------------------------------------------------------------------------
HEALTH SERVICES - 5.3%
Cardinal Health                              2,545         $  138,702
Patterson Dental (b)                         7,900            391,544
                                                           ----------
                                                              530,246
                                                           ----------
HEALTH TECHNOLOGY - 15.2%
Bristol-Myers Squibb                         4,210            284,175
Eli Lilly & Company                          1,550             99,200
Johnson & Johnson                            3,640            334,425
Medtronic                                    2,000             71,000
Merck & Co.                                  2,830            183,419
Pfizer                                       5,590            200,891
Schering-Plough                              2,650            115,606
Warner-Lambert                               3,380            224,348
                                                           ----------
                                                            1,513,064
                                                           ----------
PROCESS INDUSTRIES - 7.0%
Ecolab                                       2,300             78,487
General Electric                             3,720            441,053
                                                           ----------
                                                              519,540
                                                           ----------
PRODUCER MANUFACTURING - 4.1%
Tyco International                           3,950            407,838
                                                           ----------
RETAIL TRADE - 6.0%
Abercrombie & Fitch Class A (b)              4,170            142,041
CVS                                          2,300             93,869
Home Depot                                   1,900            130,388
Staples (b)                                  2,575             56,167
Wal-Mart Stores                              3,650            173,603
                                                           ----------
                                                              596,068
                                                           ----------
TECHNOLOGY SERVICES - 13.6%
America Online (b)                           2,100            218,400
BMC Software (b)                             4,400            314,875
Citrix Systems (b)                           1,800            111,487
First Data                                   2,620            114,953
Microsoft (b)                                5,190            470,019
Sun Microsystems (b)                         1,250            116,250
                                                           ----------
                                                            1,345,984
                                                           ----------


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35



                                       23

                                FUND PORTFOLIO
                                --------------
                                IAI GROWTH FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS (CONT.)


                                                   Market
                                    Quantity      Value (a)
-----------------------------------------------------------
UTILITIES - 2.3%
MCI WorldCom (b)                      3,100      $222,813
==============================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $7,458,540)............................ $9,190,346
==============================================================








SHORT-TERM SECURITIES - 5.2%
                                           Principal        Market
Rate                                         Amount        Value (a)
----------------------------------------------------------------------
DEMAND NOTES - 2.9%
Pitney Bowes (COMMERCIAL SERVICES)
 4.99% (c)                                $292,053      $   292,053
                                          --------      -----------
INVESTMENT COMPANY - 2.3%
Firstar Institutional Money
   Market Fund
   5.02%                                   231,009          231,009
===================================================================
TOTAL INVESTMENTS IN SHORT-TERM
SECURITIES (COST: $523,062)............................... $523,062
===================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $7,981,602) (f).................................. $9,713,408
===================================================================
OTHER ASSETS AND LIABILITIES
(NET) - 2.3% ............................................. $226,020
===================================================================
TOTAL NET ASSETS ....................................... $9,939,428
===================================================================



              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                           IAI GROWTH AND INCOME FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 94.3%

                                                          Market
                                        Quantity         Value (a)
-------------------------------------------------------------------------
CONSUMER DURABLES - 7.8%
Department 56 (b)                        32,900         $ 787,544
Eastman Kodak                            10,500           792,094
Mattel                                   38,400           729,600
Newell Rubbermaid                        16,200           462,713
                                                        ---------
                                                        2,771,951
                                                        ---------
CONSUMER NON-DURABLES - 6.1%
Clorox                                   18,400           703,800
800 - JR Cigar (b)                       73,200           777,750
Philip Morris Companies                  20,300           694,006
                                                        ---------
                                                        2,175,556
                                                        ---------
ELECTRONIC TECHNOLOGY - 4.8%
International Business Machines           6,300           764,662
SBC Communications                       18,400           939,550
                                                        ---------
                                                        1,704,212
                                                        ---------
ENERGY MINERALS - 6.7%
Chevron                                   5,200           461,500
Exxon                                    14,000         1,063,125
Mobil                                     5,900           594,425
Texaco                                    4,600           290,375
                                                        ---------
                                                        2,409,425
                                                        ---------
FINANCIAL - 19.1%
American Express                          8,800         1,184,700
Bank of America                          13,000           723,937
Bank One                                  8,100           281,981
Chase Manhattan                           9,700           731,138
Citigroup                                23,850         1,049,400
Freddie Mac                              19,000           988,000
SLM Holding                              27,350         1,176,050
Wells Fargo                              17,800           705,325
                                                        ---------
                                                        6,840,531
                                                        ---------
HEALTH SERVICES - 7.3%
First Health Group (b)                   42,000           942,375
Health Management Associates
   Class A (b)                          127,000           936,625
United HealthCare                        15,100           735,181
                                                        ---------
                                                        2,614,181
                                                        ---------


                                                          Market
                                      Quantity          Value (a)
-------------------------------------------------------------------------
HEALTH TECHNOLOGY - 3.4%
Hillenbrand Industries                   17,800         $ 469,475
Watson Pharmaceuticals (b)               24,600           751,838
                                                        ---------
                                                        1,221,313
                                                        ---------
INDUSTRIAL SERVICES - 3.5%
Nabors Industries (b)                    49,500         1,237,500
                                                        ---------
PROCESS INDUSTRIES - 7.0%
Bemis Company                             9,600           325,200
Berkshire Hathaway Class A (b)               29         1,595,000
Sigma-Aldrich                            17,800           565,150
                                                        ---------
                                                        2,485,350
                                                        ---------
PRODUCER MANUFACTURING - 10.4%
AlliedSignal                             15,200           911,050
Emerson Electric                         13,500           853,031
HON INDUSTRIES                           31,900           614,075
Tyco International                        6,600           681,450
Xerox                                    16,000           671,000
                                                        ---------
                                                        3,730,606
                                                        ---------
TECHNOLOGY SERVICES - 2.6%
Keane (b)                                18,900           431,156
Parametric Technology (b)                35,900           484,650
                                                        ---------
                                                          915,806
                                                        ---------
UTILITIES - 15.6%
AT&T                                     14,900           648,150
Bell Atlantic                            17,400         1,171,238
BellSouth                                22,600         1,017,000
Duke Energy                               8,300           457,537
Enron                                    16,000           660,000
FPL Group                                 8,600           433,225
MCI WorldCom (b)                          4,400           316,250
PG&E                                     17,300           447,638
Texas Utilities                          11,600           432,825
                                                        ---------
                                                        5,583,863
=================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $30,255,355)...................................$33,690,294
=================================================================




              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                           IAI GROWTH AND INCOME FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

RESTRICTED SECURITIES - 2.2%

                                                Market
                              Quantity (e)     Value (a)
--------------------------------------------------------
COMMON STOCKS - 0.2%
MatrixOne Class A (b)           12,243        $71,009
                                              -------
CONVERTIBLE PREFERRED STOCKS - 0.2%
MatrixOne Series D (b)          14,964         86,791
Myriad Ultrasound Systems
   Series A (b)                 13,068             --
Myriad Ultrasound
 Systems Series B (b)           14,491             --
Myriad Ultrasound
 Systems Series C (b)           14,351             --
                                              -------
                                               86,791
                                              -------


                                       Ownership        Market
                                    Percentage (e)     Value (a)
----------------------------------------------------------------
LIMITED PARTNERSHIPS - 1.8%
Alta Berkeley III, foreign (b)     1.78%              330,489
South Street Corporate Recovery
   Fund I (b)                      1.44                    --
Vanguard Associates III (b)        6.55               299,564
                                                      -------
                                                      630,053
                                                      -------


  Exercise                                     Market
    Price       Maturity     Quantity (e)     Value (a)
-------------------------------------------------------
CALL OPTIONS - 0.0%
GalaGen,
 2.56          02/22/03         1,625              --
=======================================================
TOTAL INVESTMENTS IN RESTRICTED
SECURITIES (COST: $1,038,630)............... $787,853
=======================================================




SHORT-TERM SECURITIES - 3.4%


                                                              Principal         Market
Rate                                            Maturity        Amount        Value (a)
---------------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.8%
Xerox (PRODUCER MANUFACTURING)
 5.52%                                         10/01/99     $1,000,000      $1,000,000
                                                                            ----------
DEMAND NOTES - 0.1%
Pitney Bowes (COMMERCIAL SERVICES)
 4.99% (c)                                                      24,435          24,435
                                                                            ----------
INVESTMENT COMPANY - 0.5%
Firstar Institutional Money Market Fund
 5.02%                                                         186,716         186,716
=======================================================================================
TOTAL INVESTMENTS IN SHORT-TERM
SECURITIES (COST: $1,211,151).............................................. $1,211,151
=======================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $32,505,136) (f)................................................... $35,689,298
=======================================================================================
OTHER ASSETS AND LIABILITIES
(NET) - 0.1% ................................................................. $40,360
=======================================================================================
TOTAL NET ASSETS ......................................................... $35,729,658
=======================================================================================


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                             IAI MIDCAP GROWTH FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 97.7%

                                                             Market
                                           Quantity        Value (a)
--------------------------------------------------------------------
COMMERCIAL SERVICES - 11.5%
Bergen Brunswig Class A                     15,700        $ 162,887
Cintas                                       9,400          543,437
Galileo International                        6,300          253,575
Navigant Consulting (b)                     19,600          908,950
Paychex                                     16,850          575,006
Quintiles Transnational                     17,600          334,950
Robert Half International (b)               22,200          532,800
SunGard Data Systems (b)                    17,700          465,731
                                                          ---------
                                                          3,777,336
                                                          ---------
CONSUMER DURABLES - 3.5%
Harley-Davidson                             13,100          655,819
Leggett & Platt                             25,400          500,063
                                                          ---------
                                                          1,155,882
                                                          ---------
CONSUMER NON-DURABLES - 8.3%
Dean Foods                                  19,900          866,894
Dial                                        20,200          515,100
Jones Apparel Group (b)                     20,900          600,875
McCormick & Company
   Non Voting Shares                        22,200          733,988
                                                          ---------
                                                          2,716,857
                                                          ---------
CONSUMER SERVICES - 6.7%
Apollo Group Class A (b)                    20,600          435,175
DeVry (b)                                   13,700          274,000
Harte-Hanks                                 18,900          476,044
Papa John's International (b)               12,800          528,000
Washington Post Class B                      1,000          510,000
                                                          ---------
                                                          2,223,219
                                                          ---------
ELECTRONIC TECHNOLOGY - 23.4%
ADC Telecommunications (b)                  18,200          763,262
Altera (b)                                  12,100          524,837
Analog Devices (b)                          16,401          840,551
Comverse Technology (b)                      7,600          716,775
Electronic Arts (b)                         10,700          774,413
Linear Technology                           12,600          740,644
Maxim Integrated Products (b)               10,800          681,413
Siebel Systems (b)                           6,200          413,075
Solectron (b)                                9,100          653,494


                                                           Market
                                      Quantity            Value (a)
-------------------------------------------------------------------
Synopsys (b)                                13,000        $ 730,031
Xilinx (b)                                  13,100          858,459
                                                          ---------
                                                          7,696,954
                                                          ---------
FINANCIAL - 6.7%
AFLAC                                        9,300          389,437
City National                               13,800          463,162
E*TRADE Group (b)                           11,800          277,300
First Tennessee National                    10,600          298,125
Mercantile Bankshares                       11,400          352,688
T. Rowe Price Associates                    10,000          274,375
Zions Bancorporation                         2,500          137,813
                                                          ---------
                                                          2,192,900
                                                          ---------
HEALTH SERVICES - 1.1%
Health Management Associates Class
   A (b)                                    47,000          346,625
                                                          ---------
HEALTH TECHNOLOGY - 10.0%
Biogen (b)                                  13,800        1,087,612
Biomet                                      11,100          292,069
Centocor (b)                                 7,100          415,794
MedImmune (b)                                2,200          219,244
Mylan Laboratories                          21,100          387,713
Sybron International (b)                    25,500          685,313
VISX (b)                                     2,700          213,553
                                                          ---------
                                                          3,301,298
                                                          ---------
INDUSTRIAL SERVICES - 0.9%
Smith International (b)                      7,300          295,650
                                                          ---------
PRODUCER MANUFACTURING - 4.8%
American Power Conversion (b)               31,300          594,700
Danaher                                     10,500          553,219
Kaydon                                      16,900          420,388
                                                          ---------
                                                          1,568,307
                                                          ---------
RETAIL TRADE - 8.6%
Abercrombie & Fitch Class A (b)              8,300          282,719
Bed Bath & Beyond (b)                       18,200          635,862
Family Dollar Stores                        30,400          642,200
Kohl's (b)                                   5,800          383,525
Office Depot                                34,150          347,903


              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35



                                       27

                                FUND PORTFOLIO
                                --------------
                             IAI MIDCAP GROWTH FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 97.7%


                                       Market
                      Quantity        Value (a)
------------------------------------------------
Ross Stores              9,000       $ 181,125
Staples (b)             15,850         345,728
                                     ---------
                                     2,819,062
                                     ---------
TECHNOLOGY SERVICES - 12.2%
CIBER (b)               15,300         234,281
Citrix Systems (b)      10,600         656,537
Fiserv (b)              19,600         637,000
i2 Technologies (b)      4,900         190,181
Legato Systems (b)      20,000         871,875
Sterling Commerce (b)   11,300         209,756
VERITAS Software (b)     8,700         660,656
Whittman-Hart (b)       14,100         546,816
                                     ---------
                                     4,007,102
==============================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $29,050,655)............... $32,101,192
==============================================




RESTRICTED SECURITIES - 0.0%

                                Ownership         Market
                              Percentage (e)      Value (a)
----------------------------------------------------------
LIMITED PARTNERSHIP - 0.0%
South Street Leveraged
 Corporate Recovery
 Fund I (b)                       1.10%            $    --
                                                   -------


Exercise                                          Market
   Price          Maturity   Quantity (e)        Value (a)
----------------------------------------------------------
CALL OPTIONS - 0.0%
GalaGen,
$ 2.56             02/22/03     1,354              $    --
==========================================================
TOTAL INVESTMENTS IN RESTRICTED
SECURITIES (COST: $0)............................. $    --
==========================================================





              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                             IAI MIDCAP GROWTH FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM SECURITIES - 6.1%


                                                              Principal         Market
Rate                                            Maturity        Amount        Value (a)
---------------------------------------------------------------------------------------
COMMERCIAL PAPER - 5.2%
Xerox (PRODUCER MANUFACTURING)
    5.52%                                      10/01/99     $1,700,000      $1,700,000
                                                                            ----------
INVESTMENT COMPANY - 0.9%
Firstar Institutional Money Market Fund
    5.02%                                                      316,271         316,272
======================================================================================
TOTAL INVESTMENTS IN SHORT-TERM
SECURITIES (COST: $2,016,272).............................................. $2,016,272
======================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $31,066,927) (f)................................................... $34,117,464
======================================================================================
OTHER ASSETS AND LIABILITIES
(NET) - (3.8%)............................................................ $(1,245,453)
======================================================================================
TOTAL NET ASSETS.......................................................... $32,872,011
======================================================================================



              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                               IAI REGIONAL FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 78.4%


                                                          Market
                                        Quantity         Value (a)
------------------------------------------------------------------
COMMERCIAL SERVICES - 2.6%
Clear Channel Communications (b)          65,000        $5,191,875
                                                        ----------
CONSUMER DURABLES - 2.6%
Harley-Davidson                           80,000         4,005,000
IntraNet Solutions (b)                   150,000         1,293,750
                                                        ----------
                                                         5,298,750
                                                        ----------
CONSUMER NON-DURABLES - 6.6%
Anheuser-Busch Companies                  60,000         4,203,750
Dean Foods                                95,900         4,177,644
General Mills                             60,000         4,867,500
                                                        ----------
                                                        13,248,894
                                                        ----------
CONSUMER SERVICES - 4.2%
McDonald's                               125,000         5,375,000
Time Warner                               50,000         3,037,500
                                                        ----------
                                                         8,412,500
                                                        ----------
ELECTRONIC TECHNOLOGY - 6.6%
ADC Telecommunications (b)               115,000         4,822,812
International Business Machines           35,000         4,248,125
Lucent Technologies                       65,000         4,216,875
                                                        ----------
                                                        13,287,812
                                                        ----------
ENERGY MINERALS - 2.5%
Exxon                                     65,000         4,935,938
                                                        ----------
FINANCIAL - 5.1%
MGIC Investment                           85,000         4,058,750
ReliaStar Financial                       67,900         2,257,675
TCF Financial                            140,000         3,998,750
                                                        ----------
                                                        10,315,175
                                                        ----------
HEALTH TECHNOLOGY - 14.3%
Abbott Laboratories                      100,000         3,675,000
Baxter International                     100,000         6,025,000
Diametrics Medical (b)                   894,600         4,473,000
Johnson & Johnson                         50,000         4,593,750
Medtronic                                122,000         4,331,000
Sybron International (b)                 212,800         5,719,000
                                                        ----------
                                                        28,816,750
                                                        ----------




                                                           Market
                                       Quantity          Value (a)
------------------------------------------------------------------
PROCESS INDUSTRIES - 8.8%
AptarGroup                               100,000        $2,675,000
Berkshire Hathaway Class A (b)                50         2,750,000
Donaldson Company                        115,200         2,671,200
General Electric                          40,000         4,742,500
Valspar                                  149,200         4,876,975
                                                        ----------
                                                        17,715,675
                                                        ----------
PRODUCER MANUFACTURING - 6.5%
Illinois Tool Works                       77,000         5,741,312
Minnesota Mining and
   Manufacturing                          35,000         3,362,188
Pentair                                  100,000         4,012,500
                                                        ----------
                                                        13,116,000
                                                        ----------
RETAIL TRADE - 7.7%
Dayton Hudson                             50,000         3,003,125
Fastenal                                  35,000         1,649,375
Kohl's (b)                                50,000         3,306,250
Lands' End                                56,000         3,696,000
Walgreen                                 150,000         3,806,250
                                                        ----------
                                                        15,461,000
                                                        ----------
TECHNOLOGY SERVICES - 1.7%
DST Systems (b)                           60,000         3,412,500
                                                        ----------
TRANSPORTATION - 1.7%
C.H. Robinson Worldwide                  100,000         3,368,750
                                                        ----------
UTILITIES - 7.5%
Ameritech                                 90,000         6,046,875
MCI WorldCom (b)                          40,000         2,875,000
Telephone and Data Systems                70,000         6,216,875
                                                        ----------
                                                        15,138,750
==================================================================
TOTAL INVESTMENTS IN COMMON
 STOCKS
(COST: $138,883,657)................................. $157,720,369
==================================================================




              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                               IAI REGIONAL FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

RESTRICTED SECURITIES - 1.6%


                                                 Market
                              Quantity (e)      Value (a)
---------------------------------------------------------
COMMON STOCKS - 0.4%
AccessLine Holdings Class A (b)  440          $      22
Anglo Chinese Investment
   Company, foreign (b)        1,600            272,048
Tut Systems (b)               19,745            484,187
Westgate Acquisition (b)      42,272                 --
                                              ---------
                                                756,257
                                              ---------
CONVERTIBLE PREFERRED STOCKS - 0.5%
Intellon Series A (b)        600,000          1,116,000
Myriad Ultrasound Systems
   Series A (b)               14,344                 --
Myriad Ultrasound Systems
   Series B (b)               15,905                 --
Myriad Ultrasound Systems
   Series C (b)               15,752                 --
                                              ---------
                                              1,116,000
                                              ---------
NON-CONVERTIBLE PREFERRED STOCK - 0.0%
Westgate Acquisitions
   Series A (b)               86,198                 --
                                              ---------


                                          Ownership         Market
                                       Percentage (e)      Value (a)
-----------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.7%
Alta Berkeley III, foreign (b)        3.56%                660,995
South Street Corporate Recovery
   Fund I (b)                         3.08                      --
South Street Leveraged
   Corporate Recovery Fund I (b)      3.85                      --
Spell Capital Partners Fund I (b)     4.00                 353,602
Vanguard Associates III (b)           6.20                 315,448
                                                           -------
                                                         1,330,045
                                                         ---------




                                 Principal      Market
Rate               Maturity     Amount (e)     Value (a)
--------------------------------------------------------
CONVERTIBLE DEBENTURES - 0.0%
Air Communications
 Series B (b)
10.00%            02/28/97     $258,332       $    --
------------      --------     --------       -------


 Exercise                                    Market
   Rate       Maturity    Quantity (e)      Value (a)
-----------------------------------------------------
CALL OPTIONS - 0.0%
GalaGen,
$  2.56      02/22/03          6,500           --
GalaGen,
$  2.56      12/27/05            812           --
                                           ------
WARRANTS - 0.0%
AccessLine Holdings,
$  0.60      10/15/99         71,420           --
GalaGen,
$ 11.08      03/24/00          2,256           --
GalaGen,
$ 11.08      07/09/00          1,805           --
GalaGen,
$ 11.08      01/29/01          7,500           --
                                           ------
                                               --
=================================================
TOTAL INVESTMENTS IN RESTRICTED
SECURITIES (COST: $3,624,893)......... $3,202,302
=================================================



              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                               IAI REGIONAL FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM SECURITIES - 18.8%

                                                                  Principal         Market
Rate                                                Maturity        Amount        Value (a)
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 18.1%
Anheuser-Busch Companies (CONSUMER NON-DURABLES)
    5.50%                                          10/01/99     $9,775,000      $9,775,000
Gillette (CONSUMER NON-DURABLES)
    5.55%                                          10/01/99      9,425,000       9,425,000
Merrill Lynch and Company (FINANCIAL)
    5.60%                                          10/01/99      7,000,000       7,000,000
Xerox (PRODUCER MANUFACTURING)
    5.52%                                          10/01/99     10,100,000      10,100,000
                                                                                ----------
                                                                                36,300,000
                                                                                ----------
INVESTMENT COMPANY - 0.7%
Firstar Institutional Money Market Fund
    5.02%                                                        1,457,925       1,457,925
==========================================================================================
TOTAL INVESTMENTS IN SHORT-TERM
SECURITIES
(COST: $37,757,925)........................................................... $37,757,925
==========================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $180,266,475) (f)..................................................... $198,680,596
==========================================================================================
OTHER ASSETS AND LIABILITIES
(NET) - 1.2%................................................................... $2,281,068
==========================================================================================
TOTAL NET ASSETS............................................................. $200,961,664
==========================================================================================



              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                                 IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 91.8%


                                                          Market
                                         Quantity        Value (a)
------------------------------------------------------------------
COMMERCIAL SERVICES - 5.8%
Right Management Consultants (b)          14,500         $ 163,125
Scientific Games Holdings (b)             10,300           203,425
Towne Services (b)                        14,900            47,494
                                                         ---------
                                                           414,044
                                                         ---------
CONSUMER DURABLES - 11.2%
Aftermarket Technology (b)                31,800           333,900
Department 56 (b)                          7,600           181,925
Polaris Industries                         4,100           141,963
Sturm, Ruger & Company                    15,500           139,500
                                                         ---------
                                                           797,288
                                                         ---------
CONSUMER NON-DURABLES - 2.3%
800-JR Cigar (b)                          15,700           166,812
                                                         ---------
CONSUMER SERVICES - 4.7%
Service Experts (b)                       17,100           177,413
Strayer Education                          7,800           155,025
                                                         ---------
                                                           332,438
                                                         ---------
ELECTRONIC TECHNOLOGY - 10.7%
Belden                                     8,500           174,250
Black Box (b)                              1,100            57,750
DII Group (b)                              5,000           175,937
REMEC (b)                                 10,100           138,875
Tollgrade Communications (b)               8,100           217,688
                                                         ---------
                                                           764,500
                                                         ---------
FINANCIAL - 8.0%
CCC Information Services
   Group (b)                              22,200           292,762
Leucadia National                          3,300            69,300
Life USA Holding                           3,432            70,785
Radian Group                               3,200           137,400
                                                         ---------
                                                           570,247
                                                         ---------
HEALTH SERVICES - 13.1%
First Health Group (b)                     8,300           186,231
Health Management Associates
   Class A (b)                            26,600           196,175
Lincare Holdings (b)                       7,700           205,253
Patterson Dental (b)                       1,500            74,344


                                                          Market
                                          Quantity       Value (a)
------------------------------------------------------------------
Renal Care Group (b)                       4,100         $  89,816
Trigon Healthcare (b)                      6,200           179,025
                                                         ---------
                                                           930,844
                                                         ---------
HEALTH TECHNOLOGY - 2.1%
Mentor                                     5,300           151,050
                                                         ---------
INDUSTRIAL SERVICES - 2.9%
Nabors Industries (b)                      8,400           210,000
                                                         ---------
PROCESS INDUSTRIES - 0.9%
Building One Services (b)                  5,000            60,937
                                                         ---------
PRODUCER MANUFACTURING - 14.6%
CompX International (b)                   13,000           247,000
HON INDUSTRIES                             9,000           173,250
Nordson                                    1,700            83,300
NCI Building Systems (b)                  10,100           167,281
Rayovac (b)                               10,600           229,225
Zebra Technologies (b)                     3,000           136,406
                                                         ---------
                                                         1,036,462
                                                         ---------
RETAIL TRADE - 6.7%
Buckle (b)                                11,400           196,650
99 Cents Only Stores (b)                   4,000           144,500
Pizza Inn                                 35,200           132,000
                                                         ---------
                                                           473,150
                                                         ---------
TECHNOLOGY SERVICES - 8.8%
Keane                                      9,300           212,156
DSET                                       5,200            76,375
National Computer Systems                  2,000            76,687
Phoenix International Ltd. (b)            13,650            54,600
Transaction Systems Architects
   Class A (b)                             7,600           204,725
                                                         ---------
                                                           624,543
==================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $7,009,911)..................................... $6,532,315
==================================================================




              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                                FUND PORTFOLIO
                                --------------
                                 IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

RESTRICTED SECURITIES - 6.2%

                                                        Market
                                      Quantity (e)     Value (a)
----------------------------------------------------------------
COMMON STOCKS - 0.0%
Westgate Acquisitions (b)               42,272          $    --
                                                        -------
CONVERTIBLE PREFERRED STOCKS - 5.2%
Intellon Series A (b)                  200,000          372,000
Myriad Ultrasound Systems
   Series A (b)                          4,463               --
Myriad Ultrasound Systems
   Series B (b)                          4,949               --
Myriad Ultrasound Systems
   Series C (b)                          4,901               --
                                                        -------
                                                        372,000
                                                        -------
NON-CONVERTIBLE PREFERRED
 STOCKS - 0.0%
Westgate Acquisitions Series A (b)      86,198               --
                                                        -------



                                  Ownership            Market
                                Percentage (e)        Value (a)
---------------------------------------------------------------
LIMITED PARTNERSHIPS - 1.0%
South Street Leveraged
   Corporate Recovery Fund I (b)   1.10%              $     --
Vanguard Associates III (b)        1.42                 68,334
                                                      --------
                                                        68,334
==============================================================
TOTAL INVESTMENTS IN RESTRICTED
SECURITIES (COST: $425,785).......................... $440,335
==============================================================



SHORT-TERM SECURITIES - 28.3%


                                                              Principal         Market
Rate                                            Maturity        Amount        Value (a)
---------------------------------------------------------------------------------------
COMMERCIAL PAPER - 26.7%
SLMA
    5.18%                                      10/01/99     $1,900,000      $1,900,000
                                                                            ----------
INVESTMENT COMPANY - 1.6%
Firstar Institutional
   Money Market Fund
    5.02%                                                      116,381         116,381
======================================================================================
TOTAL INVESTMENTS IN SHORT-TERM
SECURITIES (COST: $2,016,381).............................................. $2,016,381
======================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $9,452,077) (f)..................................................... $8,989,031
======================================================================================
OTHER ASSETS AND LIABILITIES
(NET) - (26.3%)........................................................... $(1,875,633)
======================================================================================
TOTAL NET ASSETS........................................................... $7,113,398
======================================================================================



              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 35

                           NOTES TO FUND PORTFOLIOS
                           ------------------------
   IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                        IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                      (a)

Market value of securities is determined as described in Note 1 to the financial statements, under Security Valuation.

                                      (b)

Currently non-income producing security.

                                      (c)

Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 1999.

                                      (d)

Purchased on a when-issued basis. At September 30, 1999, the total cost of securities purchased on a when-issued basis was $471,375. Collateral for the security purchased on a when-issued basis has been secured by Anheuser-Busch Companies, 5.50%, maturing October 1, 1999, valued at $2,500,000.


                                      (e)


Restricted securities generally must be registered with the Securities and Exchange Commission under the Securities Act of 1933 prior to being sold to the public. For each restricted security issue at September 30, 1999, the Fund held no unrestricted securities of the same issuer as of either the date the purchase price was agreed to or the date the Fund first obtained an enforceable right to obtain the securities. Information concerning each restricted security held at September 30, 1999, is shown on pages 36 - 39.

                                      (f)

At September 30, 1999, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:



                                                   IAI CAPITAL      IAI EMERGING    IAI GROWTH      IAI GROWTH
                                                APPRECIATION FUND    GROWTH FUND       FUND       AND INCOME FUND
                                               ------------------- -------------- -------------- ----------------
 Cost for federal income tax purposes ........    $ 18,579,366      $ 47,416,285    $7,981,602     $ 32,505,136
                                                  ============      ============    ==========     ============
 Gross unrealized appreciation ...............    $  2,771,103      $ 10,140,096    $2,033,679     $  6,521,211
 Gross unrealized depreciation ...............      (2,958,911)       (2,629,616)     (301,873)      (3,337,049)
                                                  ------------      ------------    ----------     ------------
 Net unrealized appreciation (depreciation) ..    $   (187,808)     $  7,510,480    $1,731,806     $  3,184,162
                                                  ============      ============    ==========     ============


                                                      IAI MIDCAP     IAI REGIONAL      IAI VALUE
                                                     GROWTH FUND         FUND             FUND
                                                   --------------- ---------------- ---------------
 Cost for federal income tax purposes ............  $ 31,066,927     $180,266,475    $  9,452,077
                                                    ============     ============    ============
 Gross unrealized appreciation ...................  $  7,148,731     $ 23,700,706    $    538,233
 Gross unrealized depreciation ...................    (4,098,194)      (5,286,585)     (1,001,279)
                                                    ------------     ------------    ------------
 Net unrealized appreciation (depreciation) ......  $  3,050,537     $ 18,414,121    $   (463,046)
                                                    ============     ============    ============

                           NOTES TO FUND PORTFOLIOS
                           ------------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)



RESTRICTED SECURITIES IAI EMERGING GROWTH FUND


                                   Acquisition
Security                               Date         Cost
------------------------------------------------------------
COMMON STOCKS
AccessLine Holdings Class A           06/30/94     $708,949
Tut Systems                           12/16/97      363,125

CONVERTIBLE PREFERRED STOCKS
AccessLine Holdings Series A          01/15/98       19,711
Intellon Series A                     03/24/94      200,163

LIMITED PARTNERSHIPS
Alta Berkeley III, foreign            09/25/96       46,011
                                      06/06/97       23,136
                                      07/27/97       22,647
                                      11/05/97       23,396
                                      02/09/99       23,179
South Street Corporate Recovery
   Fund I                             10/03/95           --
South Street Leveraged Corporate
   Recovery Fund I                    10/03/95           --






                                           Acquisition
Security                                        Date        Cost
-------------------------------------------------------------------
CONVERTIBLE DEBENTURES
Air Communications
  Series B        10.00%       02/28/97       11/21/95     $75,000
                                              11/30/95      50,000
                                              02/26/96      50,000
                                              03/22/96      58,333
                                              05/21/96      16,666
                                              06/25/96       8,333

Call Options
GalaGen          $ 2.56        02/22/03       02/22/94          --
                                              02/22/95          --
                                              02/22/96          --
                                              02/22/97          --
                                              02/22/98          --
GalaGen            2.56        12/27/05       12/27/96          --
                                              12/26/97          --
                                              12/28/98          --

WARRANTS
AccessLine
   Holdings      $ 0.60        10/15/99       12/17/98          --
GalaGen           11.08        03/24/00       04/13/95          --
GalaGen           11.08        07/09/00       07/07/95          --
GalaGen           11.08        01/29/01       01/30/96          --
                                              03/27/97          --

                           NOTES TO FUND PORTFOLIOS
                           ------------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)



RESTRICTED SECURITIES IAI GROWTH AND INCOME FUND


                              Acquisition
Security                         Date           Cost
-----------------------------------------------------------------------
COMMON STOCKS
MatrixOne Class A              10/20/88     $139,353
                               09/29/92        1,545

                                            --------
CONVERTIBLE PREFERRED STOCKS
MatrixOne Series D             10/20/98      179,842
Myriad Ultrasound Systems
   Series A                    06/16/97        6,743
Myriad Ultrasound Systems
   Series B                    06/16/97       16,375
Myriad Ultrasound Systems
   Series C                    06/16/97       18,154




                                     Acquisition
Security                                 Date           Cost
-----------------------------------------------------------------------
LIMITED PARTNERSHIPS
Alta Berkeley III, foreign             09/25/96       $46,011
                                       06/06/97        23,136
                                       07/27/97        23,396
                                       11/05/97        22,647
                                       02/09/99        23,178
South Street Corporate
  Recovery Fund I                      10/03/95            --
Vanguard Associates III                01/11/93       305,250
                                        9/30/93        34,128
                                                      -------
CALL OPTIONS
GalaGen      $2.56        02/22/03     02/22/94            --
                                       02/22/95            --
                                       02/22/96            --
                                       02/22/97            --
                                       02/22/98            --



RESTRICTED SECURITIES IAI MIDCAP GROWTH FUND

                                     Acquisition
Security                                Date           Cost
-----------------------------------------------------------------------
LIMITED PARTNERSHIP
South Street Leveraged Corporate
   Recovery Fund I (b)                10/03/95     $      --




                                      Acquisition
Security                                  Date           Cost
----------------------------------------------------------------
CALL OPTIONS
GalaGen      $2.56        02/22/03       02/22/94     $      --
                                         02/22/95            --
                                         02/22/96            --
                                         02/22/97            --
                                         02/22/98            --

                           NOTES TO FUND PORTFOLIOS
                           ------------------------
   IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)



RESTRICTED SECURITIES IAI REGIONAL FUND


                                     Acquisition
Security                                Date           Cost
-----------------------------------------------------------------------
COMMON STOCKS
AccessLine Holdings Class A           06/30/94     $709,169
Anglo Chinese Investment
   Company, foreign                   12/27/90      157,264
                                      02/07/94      343,001
                                      02/09/94        6,311
Tut Systems                           12/16/97      236,982
Westgate Acquisitions                 11/30/91       42,272

                                                   --------
CONVERTIBLE PREFERRED STOCKS
Intellon Series A                     03/24/94      600,489
Myriad Ultrasound Systems
   Series A                           06/16/97        7,402
Myriad Ultrasound Systems
   Series B                           06/16/97       17,973
Myriad Ultrasound Systems
   Series C                           06/16/97       19,926

                                                   --------
NON-CONVERTIBLE PREFERRED STOCKS
Westgate Acquisitions Series A        11/30/91       52,876

                                                   --------
LIMITED PARTNERSHIPS
Altra Berkeley III, foreign           09/25/96       92,022
                                      06/06/97       46,273
                                      07/27/97       46,793
                                      11/05/97       45,294
                                      02/09/99       46,358
South Street Corporate Recovery
   Fund I                             10/03/95           --
South Street Leveraged Corporate
   Recovery Fund I                    10/03/95           --
Spell Capital Partners                10/17/97       20,000
                                      12/21/98      367,000
Vanguard Associates III               01/10/92      188,122
                                      01/11/93      288,750
                                      09/30/93       32,284




                                            Acquisition
Security                                       Date          Cost
-----------------------------------------------------------------------
CONVERTIBLE DEBENTURES
Air Communications
  Series B      10.00%        02/28/97       11/21/95     $75,000
                                             11/30/95      50,000
                                             02/26/96      50,000
                                             03/22/96      58,333
                                             05/21/96      16,666
                                             06/25/96       8,333

                                                          -------
CALL OPTIONS
GalaGen         $ 2.56        02/22/03       02/22/94          --
                                             02/22/95          --
                                             02/22/96          --
                                             02/22/97          --
                                             02/22/98          --
GalaGen          2.56         12/27/05       12/26/96          --
                                             12/26/97          --
                                             12/28/98          --

                                                          -------
WARRANTS
AccessLine Holdi$ 0.60        10/15/99       12/17/98          --
GalaGen         11.08         03/24/00       04/13/95          --
GalaGen         11.08         07/09/00       07/07/95          --
GalaGen         11.08         01/29/01       01/30/96          --

                           NOTES TO FUND PORTFOLIOS
                           ------------------------
   IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)



RESTRICTED SECURITIES IAI VALUE FUND


                                      Acquisition
Security                                 Date            Cost
-----------------------------------------------------------------------
COMMON STOCKS
Westgate Acquisitions                  11/30/91     $42,272

                                                    -------
CONVERTIBLE PREFERRED STOCKS
Intellon Series A                      03/24/94     200,163
Myriad Ultrasound Systems
   Series A                            06/16/97       2,303
Myriad Ultrasound Systems
   Series B                            06/16/97       5,592
Myriad Ultrasound Systems
   Series C                            06/16/97       6,200


                                      Acquisition
Security                                 Date            Cost
-----------------------------------------------------------------------
 NON-CONVERTIBLE PREFERRED STOCK
 Westgate Acquisitions Series A        11/30/91     $52,876

                                                    -------
 LIMITED PARTNERSHIPS
 South Street Leveraged Corporate
    Recovery Fund I                    12/17/98          --
 Vanguard Associates III               01/10/92      43,000
                                       01/11/93      66,000
                                       09/30/93       7,379

                     STATEMENTS OF ASSETS AND LIABILITIES
                     ------------------------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
               IAI GROWTH & INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                              SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                                                         IAI CAPITAL        IAI EMERGING      IAI GROWTH
                                                                      APPRECIATION FUND      GROWTH FUND         FUND
                                                                     -------------------   --------------   --------------
ASSETS
Investments in securities at market (see Fund Portfolios)
 (cost: $18,579,366, $47,416,285, $7,981,602, $32,505,136,
 $31,066,927, $180,266,475 and $9,452,077, respectively)                 $18,391,558        $54,926,765       $9,713,408
Cash                                                                          74,019          1,591,598               --
Receivable for investment securities sold                                    235,364          1,416,585          229,033
Receivable for Fund shares sold                                              900,099                667              500
Dividends and accrued interest receivable                                      2,967                774            7,483
Other assets (Note 2)                                                             --                 --               --
                                                                         -----------        -----------       ----------
   TOTAL ASSETS                                                           19,604,007         57,936,389        9,950,424
                                                                         -----------        -----------       ----------
LIABILITIES
Payable for investment securities purchased                                  377,289          6,511,555               --
Payable for Fund shares redeemed                                             141,249             83,939            1,356
Accrued management fee                                                        25,616             48,269            9,640
                                                                         -----------        -----------       ----------
   TOTAL LIABILITIES                                                         544,154          6,643,763           10,996
                                                                         -----------        -----------       ----------
   NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                    $19,059,853        $51,292,626       $9,939,428
                                                                         ===========        ===========       ==========
REPRESENTED BY:
Capital stock                                                                 14,187             43,304           10,434
Additional paid-in capital                                                13,593,098         32,801,306        7,552,792
Undistributed (overdistributed) net investment income                       (181,105)          (216,837)         (34,419)
Accumulated net realized gain on investments                               5,821,481         11,154,373          678,815
Unrealized appreciation (depreciation) on investment securities             (187,808)         7,510,480        1,731,806
                                                                         -----------        -----------       ----------
   TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING
    CAPITAL STOCK                                                        $19,059,853        $51,292,626       $9,939,428
                                                                         ===========        ===========       ==========
Shares of capital stock outstanding:
 authorized 10 billion shares each of $0.01 par value stock                1,418,726          4,330,418        1,043,392
                                                                         -----------        -----------       ----------
   NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE              $     13.43        $     11.84       $     9.53
                                                                         ===========        ===========       ==========



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        IAI GROWTH        IAI MIDCAP        IAI REGIONAL       IAI VALUE
      & INCOME FUND      GROWTH FUND            FUND              FUND
     ---------------   ---------------   -----------------   -------------
      $ 35,689,298       $34,117,464       $ 198,680,596      $8,989,031
                --             2,306             530,552           4,616
                --                --           6,875,230              --
               538               481               6,696              --
            43,199            15,316             121,457             881
            53,323                --             103,141          11,766
      ------------       -----------       -------------      ----------
        35,786,358        34,135,567         206,317,672       9,006,294
      ------------       -----------       -------------      ----------

                --                --           1,647,006       1,558,163
            21,713         1,231,032           3,476,802         327,630
            34,987            32,524             232,200           7,103
      ------------       -----------       -------------      ----------
            56,700         1,263,556           5,356,008       1,892,896
      ------------       -----------       -------------      ----------
      $ 35,729,658       $32,872,011       $ 200,961,664      $7,113,398
      ============       ===========       =============      ==========

            31,224            25,301             107,582           8,251
        25,235,289        23,920,972         160,912,476       4,244,827
           272,835          (137,910)            204,475          14,577
         7,006,148         6,013,111          21,323,010       3,308,789
         3,184,162         3,050,537          18,414,121        (463,046)
      ------------       -----------       -------------      ----------
      $ 35,729,658       $32,872,011       $ 200,961,664      $7,113,398
      ============       ===========       =============      ==========
         3,122,413         2,530,066          10,758,203         825,074
      ------------       -----------       -------------      ----------
      $      11.44       $     12.99       $       18.68      $     8.62
      ============       ===========       =============      ==========




                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           STATEMENTS OF OPERATIONS
                           ------------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
               IAI GROWTH & INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                      SIX MONTHS ENDED SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                                                IAI CAPITAL         IAI EMERGING       IAI GROWTH
                                                             APPRECIATION FUND       GROWTH FUND          FUND
                                                            -------------------   ----------------   --------------
NET INVESTMENT INCOME
INCOME
 Dividends (net of foreign income taxes withheld of $0,
  $0, $1, $0 $0, $0 and $0)                                    $     14,913        $         293       $   31,487
 Interest                                                            37,561              157,661            7,780
                                                               ------------        -------------       ----------
   TOTAL INCOME                                                      52,474              157,954           39,267
                                                               ------------        -------------       ----------
EXPENSES
 Management fees                                                    233,579              346,742           73,641
 Compensation of Directors                                            5,209                8,399            1,829
 Interest expense                                                        --                   --               45
                                                               ------------        -------------       ----------
   TOTAL EXPENSES                                                   238,788              355,141           75,515
   Less fees reimbursed by Advisers                                  (5,209)              (8,399)          (1,829)
                                                               ------------        -------------       ----------
   NET EXPENSES                                                     233,579              346,742           73,686
                                                               ------------        -------------       ----------
   NET INVESTMENT INCOME                                           (181,105)            (188,788)         (34,419)
                                                               ------------        -------------       ----------
NET REALIZED AND UNREALIZED
GAINS (LOSSES)
Net realized gains on investments securities
 (including $0, ($2,067,241), $0,
 $0, $0, ($3,948,525) and $0
 respectively, from affiliated issuers)                           5,902,472           10,855,008          769,512
Net change in unrealized appreciation or (depreciation)
 on investment securities                                        (2,576,763)         (10,976,370)        (866,530)
                                                               ------------        -------------       ----------
   NET GAIN (LOSS) ON INVESTMENTS                                 3,325,709             (121,362)         (97,018)
                                                               ------------        -------------       ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                            $  3,144,604        $    (310,150)      $ (131,437)
                                                               ============        =============       ==========



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        IAI GROWTH        IAI MIDCAP       IAI REGIONAL        IAI VALUE
      & INCOME FUND      GROWTH FUND           FUND               FUND
     ---------------   ---------------   ----------------   ---------------


      $    293,567      $     69,313      $     694,883      $     56,072
            27,300            30,349            682,311            24,536
      ------------      ------------      -------------      ------------
           320,867            99,662          1,377,194            80,608
      ------------      ------------      -------------      ------------
           283,540           237,450          1,489,884            65,672
             7,152             5,947             37,400             1,566
               594               122              7,039               359
      ------------      ------------      -------------      ------------
           291,286           243,519          1,534,323            67,597
            (7,152)           (5,947)           (37,400)           (1,566)
      ------------      ------------      -------------      ------------
           284,134           237,572          1,496,923            66,031
      ------------      ------------      -------------      ------------
            36,733          (137,910)          (119,729)           14,577
      ------------      ------------      -------------      ------------

         2,915,125         4,116,094         22,443,902         4,615,321
        (3,166,487)       (2,962,264)       (35,065,774)       (7,964,571)
      ------------      ------------      -------------      ------------
          (251,362)        1,153,830        (12,621,872)       (3,349,250)
      ------------      ------------      -------------      ------------
      $   (214,629)     $  1,015,920      $ (12,741,601)     $ (3,334,673)
      ============      ============      =============      ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
                      -----------------------------------
            IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND,
                    IAI GROWTH FUND, IAI GROWTH & INCOME FUND



                                                                           IAI CAPITAL APPRECIATION FUND
                                                                         Six months ended        Year ended
                                                                        September 30, 1999     March 31, 1999
                                                                       --------------------   ---------------
                                                                            (unaudited)
OPERATIONS
 Net investment income (loss)                                             $    (181,105)       $    (555,486)
 Net realized gains                                                           5,902,472            1,284,752
 Net change in unrealized depreciation                                       (2,576,763)         (12,317,880)
                                                                          -------------        -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            3,144,604          (11,588,614)
                                                                          -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                               --                   --
 Net realized gains                                                          (1,278,852)          (6,234,187)
                                                                          -------------        -------------
   TOTAL DISTRIBUTIONS                                                       (1,278,852)          (6,234,187)
                                                                          -------------        -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
 Net proceeds from sale of shares                                             8,379,210           43,416,791
 Net asset value of shares issued in reinvestment of distribution             1,257,315            5,984,845
 Cost of shares redeemed                                                    (30,677,100)         (59,298,904)
                                                                          -------------        -------------
   DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                   (19,174,823)          (9,897,268)
                                                                          -------------        -------------
   TOTAL DECREASE IN NET ASSETS                                             (30,684,223)         (27,720,069)
NET ASSETS AT BEGINNING OF PERIOD                                            38,234,676           65,954,745
                                                                          -------------        -------------
NET ASSETS AT END OF PERIOD                                               $  19,059,853        $  38,234,676
                                                                          =============        =============
   INCLUDING UNDISTRIBUTED (OVERDISTRIBUTED) NET
    NET INVESTMENT INCOME OF:                                             $    (181,105)       $          --
                                                                          =============        =============



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       IAI EMERGING GROWTH FUND                    IAI GROWTH FUND                    IAI GROWTH & INCOME FUND
  Six months ended       Year ended        Six months ended       Year ended        Six months ended       Year ended
 September 30, 1999    March 31, 1999     September 30, 1999    March 31, 1999     September 30, 1999    March 31, 1999
--------------------  ----------------   --------------------  ----------------   --------------------  ---------------
     (unaudited)                              (unaudited)                              (unaudited)
   $    (188,788)      $     (942,520)       $    (34,419)      $     (56,628)       $      36,733       $     101,618
      10,855,008           19,044,258             769,512           3,775,499            2,915,125          26,243,639
     (10,976,370)         (20,663,120)           (866,530)           (917,336)          (3,166,487)        (26,792,018)
   -------------       --------------        ------------       -------------        -------------       -------------
        (310,150)          (2,561,382)           (131,437)          2,801,535             (214,629)           (446,761)
   -------------       --------------        ------------       -------------        -------------       -------------
              --                   --                  --                  --             (334,556)            (94,984)
      (5,571,384)         (32,980,423)         (2,411,377)         (2,267,380)          (8,508,533)        (22,991,612)
   -------------       --------------        ------------       -------------        -------------       -------------
      (5,571,384)         (32,980,423)         (2,411,377)         (2,267,380)          (8,843,089)        (23,086,596)
   -------------       --------------        ------------       -------------        -------------       -------------
      23,665,112          226,725,423           1,588,983          12,745,665            1,712,362          13,983,138
       5,511,262           32,054,352           2,396,214           2,257,869            8,441,994          22,240,765
     (31,777,952)        (325,374,196)         (5,857,647)        (15,957,510)         (17,587,035)        (57,224,580)
   -------------       --------------        ------------       -------------        -------------       -------------
      (2,601,577)         (66,594,421)         (1,872,450)           (953,976)          (7,432,679)        (21,000,677)
   -------------       --------------        ------------       -------------        -------------       -------------
      (8,483,111)        (102,136,226)         (4,415,264)           (419,821)         (16,490,396)        (44,534,034)
      59,775,737          161,911,963          14,354,692          14,774,513           52,220,055          96,754,089
   -------------       --------------        ------------       -------------        -------------       -------------
   $  51,292,626       $   59,775,737        $  9,939,428       $  14,354,692        $  35,729,658       $  52,220,055
   =============       ==============        ============       =============        =============       =============
   $    (216,837)      $      (28,049)       $    (34,419)      $          --        $     272,835       $     570,658
   =============       ==============        ============       =============        =============       =============



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
                      -----------------------------------
           IAI MIDCAP GROWTH FUND, IAI REGIONAL FUND, IAI VALUE FUND



                                                                               IAI MIDCAP GROWTH FUND
                                                                         Six months ended        Year ended
                                                                        September 30, 1999     March 31, 1999
                                                                       --------------------   ---------------
                                                                            (unaudited)
OPERATIONS
 Net investment income (loss)                                             $    (137,910)       $    (410,629)
 Net realized gains                                                           4,116,094           11,021,481
 Net change in unrealized depreciation                                       (2,962,264)          (5,017,225)
                                                                          -------------        -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            1,015,920            5,593,627
                                                                          -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                               --                   --
 Net realized gains                                                          (4,298,248)         (13,572,954)
                                                                          -------------        -------------
   TOTAL DISTRIBUTIONS                                                       (4,298,248)         (13,572,954)
                                                                          -------------        -------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
 Net proceeds from sale of shares                                             4,450,319           21,221,199
 Net asset value of shares issued in reinvestment of distributions            4,239,705           13,063,019
 Cost of shares redeemed                                                    (11,966,925)         (69,478,482)
                                                                          -------------        -------------
   DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                    (3,276,901)         (35,194,264)
                                                                          -------------        -------------
  TOTAL DECREASE IN NET ASSETS                                               (6,559,229)         (43,173,591)
NET ASSETS AT BEGINNING OF PERIOD                                            39,431,240           82,604,831
                                                                          -------------        -------------
NET ASSETS AT END OF PERIOD                                               $  32,872,011        $  39,431,240
                                                                          =============        =============
   INCLUDING UNDISTRIBUTED (OVERDISTRIBUTED) NET
    INVESTMENT INCOME OF:                                                 $    (137,910)       $          --
                                                                          =============        =============



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                IAI REGIONAL FUND                          IAI VALUE FUND
       Six months ended        Year ended        Six months ended        Year ended
      September 30, 1999     March 31, 1999     September 30, 1999     March 31, 1999
     --------------------   ----------------   --------------------   ---------------
          (unaudited)                               (unaudited)
        $     (119,729)      $     (816,128)       $     14,577        $    (141,047)
            22,443,902           22,509,903           4,615,321              201,631
           (35,065,774)         (61,992,723)         (7,964,571)           1,594,477
        --------------       --------------        ------------        -------------
           (12,741,601)         (40,298,948)         (3,334,673)           1,655,061
        --------------       --------------        ------------        -------------

              (578,451)                  --                  --                   --
           (14,750,389)         (58,884,994)            (42,741)          (2,260,558)
        --------------       --------------        ------------        -------------
           (15,328,840)         (58,884,994)            (42,741)          (2,260,558)
        --------------       --------------        ------------        -------------

            46,874,939          138,443,618             485,971            2,257,507
            14,909,338           57,189,214              42,026            2,164,302
          (108,429,921)        (330,327,094)         (3,720,228)         (16,872,394)
        --------------       --------------        ------------        -------------
           (46,645,644)        (134,694,262)         (3,192,231)         (12,450,585)
        --------------       --------------        ------------        -------------
           (74,716,085)        (233,878,204)         (6,569,644)         (13,056,082)
           275,677,749          509,555,953          13,683,043           26,739,125
        --------------       --------------        ------------        -------------
        $  200,961,664       $  275,677,749        $  7,113,398        $  13,683,043
        ==============       ==============        ============        =============
        $      204,475       $      902,655        $     14,577        $          --
        ==============       ==============        ============        =============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             FINANCIAL HIGHLIGHTS
                             --------------------
                         IAI CAPITAL APPRECIATION FUND

    PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                 Six months ended              Years ended March 31,              Period from
                                September 30, 1999   --------------------------------------- February 1, 1996 to
                                  (unaudited)           1999           1998           1997     March 31, 1996+
                                   ----------        ----------     ----------     ----------     ----------
NET ASSET VALUE
Beginning of period                $    12.94        $    17.96     $    13.49     $    11.24     $    10.00
                                   ----------        ----------     ----------     ----------     ----------
OPERATIONS
 Net investment loss                    (0.08)****        (0.19)         (0.16)         (0.09)            --
 Net realized and unrealized
  gains (losses)                         1.06             (3.02)          6.77           2.79           1.24
                                   ----------        ----------     ----------     ----------     ----------
   TOTAL FROM OPERATIONS                 0.98             (3.21)          6.61           2.70           1.24
                                   ----------        ----------     ----------     ----------     ----------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net realized gains                     (0.49)            (1.81)         (2.14)         (0.41)            --
 Tax return of capital                     --                --             --          (0.04)            --
                                   ----------        ----------     ----------     ----------     ----------
   TOTAL DISTRIBUTIONS                  (0.49)            (1.81)         (2.14)         (0.45)            --
                                   ----------        ----------     ----------     ----------     ----------
NET ASSET VALUE
 End of period                     $    13.43        $    12.94     $    17.96     $    13.49     $    11.24
                                   ==========        ==========     ==========     ==========     ==========
Total investment return*                 7.49%           (19.11)%        52.46%         23.68%         12.40%
Net assets at end of period
 (000's omitted)                   $   19,060        $   38,235     $   65,955     $   44,230     $    9,411

RATIOS
 Expenses to average net assets
  (including interest expense)**         1.40%***          1.41%          1.43%          1.26%          1.25%***
 Expenses to average net assets
  (excluding interest expense)**         1.40%***          1.40%          1.40%          1.25%          1.25%***
 Net investment income to
  average net assets**                  (1.09)%***        (1.08)%        (0.95)%        (0.80)%         0.23%***
 Portfolio turnover rate
  (excluding short-term
  securities)                            32.4%             51.4%          75.6%         132.5%           1.2%

   *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
    DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.
  **THE FUND'S ADVISER VOLUNTARY WAIVED $54,841 AND $827 IN EXPENSES FOR YEAR
    ENDED MARCH 31, 1997 AND THE PERIOD ENDED MARCH 31, 1996, RESPECTIVELY. IF THE FUND HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.40% AND 1.40%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (0.95)% AND 0.08%, RESPECTIVELY.

 ***ANNUALIZED.

****CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   +COMMENCEMENT OF OPERATIONS.

                             FINANCIAL HIGHLIGHTS
                             --------------------
                            IAI EMERGING GROWTH FUND

    PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                Six months ended                           Years ended March 31,
                              September 30, 1999   --------------------------------------------------------------------------
                                  (unaudited)         1999            1998          1997             1996            1995
                                  -----------      -----------    -----------     -----------     -----------     -----------
NET ASSET VALUE
 Beginning of period              $     13.31      $     18.11    $     15.85     $     24.08     $     15.83     $     15.20
                                  -----------      -----------    -----------     -----------     -----------     -----------
OPERATIONS
 Net investment loss                    (0.04)           (0.15)+        (0.18)+         (0.20)          (0.09)          (0.07)
 Net realized and unrealized
  gains (losses)                        (0.06)            0.36           5.07           (4.52)           8.77            1.42
                                  -----------      -----------    -----------     -----------     -----------     -----------
   TOTAL FROM OPERATIONS                (0.10)            0.21           4.89           (4.72)           8.68            1.35
                                  -----------      -----------    -----------     -----------     -----------     -----------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net realized gains                     (1.37)           (5.01)         (2.63)          (3.51)          (0.43)          (0.72)
                                  -----------      -----------    -----------     -----------     -----------     -----------
   TOTAL DISTRIBUTIONS                  (1.37)           (5.01)         (2.63)          (3.51)          (0.43)          (0.72)
                                  -----------      -----------    -----------     -----------     -----------     -----------
NET ASSET VALUE
 End of period                    $     11.84      $     13.31    $     18.11     $     15.85     $     24.08     $     15.83
                                  ===========      ===========    ===========     ===========     ===========     ===========
Total investment return*                (0.94)%           3.56%         33.37%         (22.97)%         55.20%          10.23%
Net assets at end of period
 (000's omitted)                  $    51,293      $    59,776    $   161,912     $   387,105     $   653,888     $   342,874

RATIOS
 Expenses to average net assets
  (including interest expense)           1.25%**          1.29%          1.25%           1.20%           1.24%           1.25%
 Expenses to average net assets
  (excluding interest expense)           1.25%**          1.25%          1.24%           1.19%           1.24%           1.25%
 Net investment income to
  average net assets                    (0.68)%**        (1.00)%        (0.98)%         (0.75)%         (0.52)%         (0.54)%
 Portfolio turnover rate
  (excluding short-term
  securities)                            64.4%            46.7%          41.0%           49.5%           62.8%           58.1%

 *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
  DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**ANNUALIZED.

 +CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE YEAR.

                             FINANCIAL HIGHLIGHTS
                             --------------------
                                IAI GROWTH FUND

    PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:




                             Six months ended                    Years ended March 31,
                           September 30, 1999      -------------------------------------------------
                              (unaudited)         1999           1998           1997           1996
                               ----------      ----------     ----------     ----------     ----------
NET ASSET VALUE
 Beginning of period           $    12.19      $    12.17     $     9.92     $    11.89     $    10.95
                               ----------      ----------     ----------     ----------     ----------
OPERATIONS
 Net investment
  income (loss)                     (0.03)          (0.05)            --          (0.03)            --
 Net realized
  and unrealized
  gains (losses)                    (0.12)           1.73           3.59           1.02           1.93
                               ----------      ----------     ----------     ----------     ----------
   TOTAL FROM OPERATIONS            (0.15)           1.68           3.59           0.99           1.93
                               ----------      ----------     ----------     ----------     ----------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income                 --              --             --             --          (0.03)
 Net realized gains                 (2.51)          (1.66)         (1.34)         (2.96)         (0.96)
                               ----------      ----------     ----------     ----------     ----------
   TOTAL DISTRIBUTIONS              (2.51)          (1.66)         (1.34)         (2.96)         (0.99)
                               ----------      ----------     ----------     ----------     ----------
NET ASSET VALUE
 End of period                 $     9.53      $    12.19     $    12.17     $     9.92     $    11.89
                               ==========      ==========     ==========     ==========     ==========
Total investment return*            (1.73)%         14.94%         38.96%          8.42%         18.01%
Net assets at end of period
 (000's omitted)               $    9,939      $   14,355     $   14,775     $   11,747     $   17,079

RATIOS
 Expenses to average net
  assets (including interest
  expense)                           1.25%**         1.27%          1.25%          1.27%          1.25%
 Expenses to average net
  assets (excluding
  interest expense)                  1.25%**         1.25%          1.25%          1.25%          1.25%
 Net investment income
  to average net assets             (0.58)%**       (0.36)%        (0.02)%        (0.25)%        (0.04)%
 Portfolio turnover rate
  (excluding short-term
  securities)                        22.5%          109.7%          87.3%         134.2%          92.8%


[WIDE TABLE CONTINUED FROM ABOVE]

                               Period from         Period from
                            August 1, 1994 to   August 6, 1993***
                              March 31,1995+     to July 31,1994
                            ------------------ ------------------
                            C>
NET ASSET VALUE
 Beginning of period           $     9.87       $    10.00
                               ----------       ----------
OPERATIONS
 Net investment
  income (loss)                      0.04             0.01
 Net realized
  and unrealized
  gains (losses)                     1.07            (0.13)
                               ----------       ----------
   TOTAL FROM OPERATIONS             1.11            (0.12)
                               ----------       ----------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income              (0.03)           (0.01)
 Net realized gains                    --               --
                               ----------       ----------
   TOTAL DISTRIBUTIONS              (0.03)           (0.01)
                               ----------       ----------
NET ASSET VALUE
 End of period                 $    10.95       $     9.87
                               ==========       ==========
Total investment return*            11.24%           (1.21)%
Net assets at end of period
 (000's omitted)               $   26,794       $   14,408

RATIOS
 Expenses to average net
  assets (including interest
  expense)                           1.25%**          1.25%**
 Expenses to average net
  assets (excluding
  interest expense)                  1.25%**          1.25%**
 Net investment income
  to average net assets              0.61%**          0.16%**
 Portfolio turnover rate
  (excluding short-term
  securities)                        68.7%           105.4%

  *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
   DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.
 **ANNUALIZED.
***COMMENCEMENT OF OPERATIONS.
  +REFLECTS FISCAL YEAR END CHANGE FROM JULY 31 TO MARCH 31.

                             FINANCIAL HIGHLIGHTS
                             --------------------
                           IAI GROWTH AND INCOME FUND

    PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                 Six months ended                                  Years ended March 31,
                                September 30, 1999   ------------------------------------------------------------------------
                                   (unaudited)           1999              1998            1997             1996           1995
                                   -----------        -----------      -----------      -----------     -----------     -----------
NET ASSET VALUE
 Beginning of period               $     14.55        $     19.72      $     14.83      $     15.30     $     14.32     $     13.91
                                   -----------        -----------      -----------      -----------     -----------     -----------
OPERATIONS
 Net investment income                    0.01+              0.02+            0.04+            0.10            0.10            0.12
 Net realized and unrealized
  gains                                  (0.20)              0.19             5.75             1.88            2.86            1.04
                                   -----------        -----------      -----------      -----------     -----------     -----------
   TOTAL FROM OPERATIONS                 (0.19)              0.21             5.79             1.98            2.96            1.16
                                   -----------        -----------      -----------      -----------     -----------     -----------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income                   (0.11)             (0.02)              --            (0.10)          (0.13)          (0.10)
 Excess distribution from net
  investment income                         --                 --            (0.07)           (0.10)             --              --
 Net realized gains                      (2.81)             (5.36)           (0.83)           (2.45)          (1.85)          (0.65)
                                   -----------        -----------      -----------      -----------     -----------     -----------
   TOTAL DISTRIBUTIONS                   (2.92)             (5.38)           (0.90)           (2.45)          (1.98)          (0.75)
                                   -----------        -----------      -----------      -----------     -----------     -----------
NET ASSET VALUE
 End of period                     $     11.44        $     14.55      $     19.72      $     14.83     $     15.30     $     14.32
                                   ===========        ===========      ===========      ===========     ===========     ===========
Total investment return*                 (2.92)%             1.52%           40.06%           13.34%          21.51%           8.92%
Net assets at end of period
 (000's omitted)                   $    35,730        $    52,220      $    96,754      $    90,741     $    84,662     $   101,256

RATIOS
 Expenses to average net assets
  (including interest expense)            1.25%**            1.26%            1.27%            1.26%           1.25%           1.25%
 Expenses to average net assets
  (excluding interest expense)            1.25%**            1.25%            1.25%            1.25%           1.25%           1.25%
 Net investment income to
  average net assets                      0.16%**            0.13%            0.21%            0.51%           0.62%           0.80%
 Portfolio turnover rate
  (excluding short-term
  securities)                             12.3%              66.1%            23.2%            51.2%           89.1%           79.1%

 *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
  DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**ANNUALIZED.

 +CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

                              FINANCIAL HIGHLIGHTS
                              --------------------
                             IAI MIDCAP GROWTH FUND

    PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                               Six months ended                                   Years ended March 31,
                              September 30, 1999     -----------------------------------------------------------------------------
                                  (unaudited)            1999            1998            1997            1996              1995
                                   -----------       -----------     -----------     -----------      -----------      -----------
NET ASSET VALUE
 Beginning of period               $     14.32       $     15.91     $     16.68     $     17.70      $     15.35      $     13.67
                                   -----------       -----------     -----------     -----------      -----------      -----------
OPERATIONS
 Net investment loss                     (0.06)            (0.12)+         (0.10)          (0.08)           (0.05)           (0.04)
 Net realized and unrealized
  gains                                   0.42              2.53            3.34            0.68             3.50             2.35
                                   -----------       -----------     -----------     -----------      -----------      -----------
   TOTAL FROM OPERATIONS                  0.36              2.41            3.24            0.60             3.45             2.31
                                   -----------       -----------     -----------     -----------      -----------      -----------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net realized gains                      (1.69)            (4.00)          (4.01)          (1.62)           (1.10)           (0.63)
                                   -----------       -----------     -----------     -----------      -----------      -----------
   TOTAL DISTRIBUTIONS                   (1.69)            (4.00)          (4.01)          (1.62)           (1.10)           (0.63)
                                   -----------       -----------     -----------     -----------      -----------      -----------
NET ASSET VALUE
   End of period                   $     12.99       $     14.32     $     15.91     $     16.68      $     17.70      $     15.35
                                   ===========       ===========     ===========     ===========      ===========      ===========
Total investment return*                  2.03%            18.31%          22.21%           3.12%           23.51%           17.63%
Net assets at end of period
 (000's omitted)                   $    32,872       $    39,431     $    82,605     $   128,259      $   122,375      $    88,075

RATIOS
 Expenses to average net assets
  (including interest expense)            1.25%*            1.34%           1.26%           1.25%            1.25%            1.25%
 Expenses to average net assets
  (excluding interest expense)            1.25%*            1.25%           1.25%           1.25%            1.25%            1.25%
 Net investment income to
  average net assets                     (0.73)%**         (0.82)%         (0.48)%         (0.47)%          (0.36)%          (0.33)%
 Portfolio turnover rate
  (excluding short-term
  securities)                             26.0%            107.2%          106.8%           72.4%            29.8%            51.3%

 *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
  DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**ANNUALIZED.

 +CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE YEAR.

                             FINANCIAL HIGHLIGHTS
                             --------------------
                               IAI REGIONAL FUND

    PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                Six months ended                                   Years ended March 31,
                               September 30, 1999     -----------------------------------------------------------------------------
                                   (unaudited)           1999              1998             1997            1996            1995
                                   -----------        -----------      -----------      -----------     -----------     -----------
NET ASSET VALUE
 Beginning of period               $     21.25        $     26.35      $     22.59      $     24.57     $     21.56     $     20.94
                                   -----------        -----------      -----------      -----------     -----------     -----------
OPERATIONS
 Net investment income (loss)               --              (0.06)           (0.02)            0.03            0.14            0.17
 Net realized and unrealized
  gains (losses)                         (1.20)             (1.81)            6.79             2.08            5.77            1.84
                                   -----------        -----------      -----------      -----------     -----------     -----------
   TOTAL FROM OPERATIONS                 (1.20)             (1.87)            6.77             2.11            5.91            2.01
                                   -----------        -----------      -----------      -----------     -----------     -----------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income                   (0.05)                --               --            (0.04)          (0.18)          (0.20)
 Excess distribution from net
  investment income                         --                 --               --            (0.06)          (0.02)             --
 Net realized gains                      (1.32)             (3.23)           (3.01)           (3.99)          (2.70)          (1.19)
                                   -----------        -----------      -----------      -----------     -----------     -----------
   TOTAL DISTRIBUTIONS                   (1.37)             (3.23)           (3.01)           (4.09)          (2.90)          (1.39)
                                   -----------        -----------      -----------      -----------     -----------     -----------
NET ASSET VALUE
 End of period                     $     18.68        $     21.25      $     26.35      $     22.59     $     24.57     $     21.56
                                   ===========        ===========      ===========      ===========     ===========     ===========
Total investment return*                 (5.98)%            (7.74)%          31.55%            8.65%          28.62%          10.35%
Net assets at end of period
 (000's omitted)                   $   200,962        $   275,678      $   509,556      $   498,178     $   575,156     $   523,364

RATIOS
 Expenses to average net assets
  (including interest expense)            1.26%*             1.25%            1.22%            1.21%           1.25%           1.23%
 Expenses to average net assets
  (excluding interest expense)            1.25%*             1.23%            1.22%            1.21%           1.25%           1.23%
 Net investment income to
  average net assets                     (0.10)%**          (0.21)%          (0.05)%           0.14%           0.58%           0.74%
 Portfolio turnover rate
  (excluding short-term
  securities)                             81.2%              53.2%            46.0%            61.1%           89.7%          150.0%

 *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
  DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**ANNUALIZED.

                             FINANCIAL HIGHLIGHTS
                             --------------------
                                 IAI VALUE FUND

    PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                               Six months ended                                 Years ended March 31,
                              September 30, 1999     ----------------------------------------------------------------------------
                                  (unaudited)            1999              1998           1997             1996           1995
                                   ----------        ----------        ----------      ----------      ----------      ----------
NET ASSET VALUE
 Beginning of period               $    12.20        $    12.71        $    11.66      $    12.42      $    11.17      $    11.63
                                   ----------        ----------        ----------      ----------      ----------      ----------
OPERATIONS
 Net investment income (loss)            0.02             (0.09)+           (0.03)           0.09            0.08            0.03
 Net realized and unrealized
  gains (losses)                        (3.55)             1.07              3.79            0.68            2.19            0.38
                                   ----------        ----------        ----------      ----------      ----------      ----------
   TOTAL FROM OPERATIONS                (3.54)             0.98              3.76            0.77            2.27            0.41
                                   ----------        ----------        ----------      ----------      ----------      ----------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income                     --                --             (0.04)          (0.12)          (0.01)          (0.03)
 Excess distribution from net
  investment income                        --                --             (0.07)             --              --              --
 Net realized gains                     (0.04)            (1.49)            (2.60)          (1.41)          (1.01)          (0.84)
                                   ----------        ----------        ----------      ----------      ----------      ----------
   TOTAL DISTRIBUTIONS                  (0.04)            (1.49)            (2.71)          (1.53)          (1.02)          (0.87)
                                   ----------        ----------        ----------      ----------      ----------      ----------
NET ASSET VALUE
 End of period                     $     8.62        $    12.20        $    12.71      $    11.66      $    12.42      $    11.17
                                   ==========        ==========        ==========      ==========      ==========      ==========
Total investment return*               (29.08)%            8.47%            34.21%           5.85%          21.07%           3.88%
Net assets at end of period
 (000's omitted)                   $    7,113        $   13,683        $   26,739      $   29,439      $   42,009      $   40,601

RATIOS
 Expenses to average net assets
  (including interest expense)           1.26%***          1.36%**           1.28%           1.25%           1.25%           1.25%
 Expenses to average net assets
  (excluding interest expense)           1.25%***          1.33%**           1.25%           1.25%           1.25%           1.25%
 Net investment income to
  average net assets                     0.28%***         (0.73)%           (0.24)%          0.61%           0.65%           0.31%
 Portfolio turnover rate
  (excluding short-term
  securities)                            53.3%              8.2%             27.0%           61.3%           73.4%          102.1%

  *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
   DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

 **THIS RATIO INCLUDES AN 8 BASIS POINT EXPENSE APPROVED BY THE BOARD OF
   DIRECTORS RELATED TO AN INDEPENDENT VALUATION OF A RESTRICTED SECURITY.

***ANNUALIZED.

  +CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE YEAR.

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The IAI Mutual Funds are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. IAI Capital Appreciation Fund (Capital Appreciation), IAI Emerging Growth Fund (Emerging Growth) and IAI Midcap Growth Fund (Midcap Growth) are separate portfolios of IAI Investment Funds VI, Inc., IAI Growth Fund (Growth
Fund) is a separate portfolio of IAI Investment Funds II, Inc., IAI Growth and Income Fund (Growth and Income Fund) is a separate portfolio of IAI Investment Funds VII, Inc., IAI Regional Fund (Regional Fund) is a separate portfolio of IAI Investment Funds IV, Inc. and IAI Value Fund (Value Fund) is a separate portfolio of IAI Investment Funds VIII, Inc. The Funds have a primary objective of long-term appreciation through investment in equity securities.

Significant accounting policies followed by the Funds are summarized below:



SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount.

Restricted securities for which there is no public market are valued at fair value in good faith under procedures established by the Board of Directors. Such procedures consider various factors including, but not limited to, the cost of the security at the date of purchase, the current financial statements of the issuer and special reports prepared by analysts, the size of the position held, recent purchases or sales of securities of the company, prices and public trading activity of comparable companies, prices of unrestricted securities of the same class discounted to reflect the nature and duration of restrictions on disposition, pending public offerings with respect to the security, changes in economic conditions and industry developments affecting the issuer, and other relevant matters. Restricted securities represent $1,465,601 (2.8% of net assets) for Emerging Growth, $787,853 (2.2% of net assets) for Growth and Income Fund, $3,202,302 (1.6% of net assets) for the Regional Fund and $440,335 (6.2% of net assets) for Value Fund. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.


FUTURES AND OPTIONS CONTRACTS

In order to increase exposure to and hedge against changes in the market, the Funds may buy and sell futures contracts and options. The risks of entering into future and option contracts include the possibility that changes in the value of these contracts may not correlate with changes in the underlying security.


Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, a Fund is required to deposit either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract or variation margin, are recorded daily as unrealized gains or losses. The variation margin is paid or received in cash daily by the Fund. The Fund will realize a gain or loss upon expiration or closing of the option transaction.

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
               IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                        IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.



FEDERAL TAXES

Since it is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis. Distributions in excess of book basis net investment income (but which are not tax returns of capital) are presented as "excess distributions" in the statement of changes in net assets and the financial highlights.

Net investment income and net realized gains differ for financial statement and tax purposes primarily because of recognition of limited partnership income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Funds record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest Income is recorded on the accrual basis. The Funds amortize discount purchased on long-term bonds using the level yield method of amortization. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The Funds use the equity method of accounting for limited partnerships.


DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are paid semi-annually. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


[2]  COMMITMENTS AND CONTINGENCIES


INSURANCE

For purposes of obtaining certain types of insurance coverage for the Funds and its officers and directors, the Funds are policyholders in an industry-sponsored mutual insurance company (the Company). In connection with their obligations as policyholders, the Funds are committed to make capital contributions, if requested by the Company.


LITIGATION

In July 1998, a lawsuit was filed against Value Fund, Advisers and certain of their officers and directors relating to the pricing of a restricted security held by the Fund. Management, after review with legal counsel, believes the ultimate disposition of this matter will not have a material effect on the Fund's financial condition.


LIMITED PARTNERSHIP COMMITMENTS

At September 30, 1999, the Regional Fund is committed to invest an additional $613,000 in Spell Capital Partners Fund I limited partnership.

Default by a limited partner of payment of a properly requested capital contribution, other than default due to a legal determination that such contribution need

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

[2]  COMMITMENTS AND CONTINGENCIES (CONT.)

not be made, would result in forfeiture of such limited partner's interest in any future profits and loss in the partnership and removal from the limited partnership.

The Fund's management intends to finance the aforementioned commitment with available cash or with proceeds from the sale of investments in short-term securities. The Fund maintains in a segregated account an amount equal to the aggregate unpaid commitments.


[3]  FEES AND EXPENSES

Under terms of each Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of each Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for each Fund paying an all inclusive management fee (unified fee) to Advisers. The fee is equal to an annual rate of 1.25% (1.40% for Capital Appreciation) declining to 1.10% (1.00% for Growth and 1.00% for Growth and Income Fund) of average daily net assets. This fee is paid monthly. The Management Agreements further provides that Advisers will reimburse the Funds for the fees and expenses it pays to Directors who are not "interested persons" of the Funds or reduce its fee by an equivalent amount.


[4]  CAPITAL STOCK

The Funds have authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the periods indicated were as follows:


                                                            CAPITAL                             EMERGING
                                                       APPRECIATION FUND                      GROWTH FUND
                                               ---------------------------------   ----------------------------------
                                                 Period ended       Year ended       Period ended       Year ended
                                                September 30,       March 31,       September 30,        March 31,
                                                     1999              1999              1999              1999
                                               ---------------   ---------------   ---------------   ----------------
 SOLD                                             612,802         3,267,382         1,850,906         16,292,957
 ISSUED FOR REINVESTED DISTRIBUTIONS               91,242           405,752           457,366          2,353,201
 REDEEMED                                      (2,240,489)       (4,389,856)       (2,468,056)       (23,098,599)
                                               ----------        ----------        ----------        -----------
 INCREASE (DECREASE) IN SHARES OUTSTANDING     (1,536,445)         (716,722)         (159,784)        (4,452,441)
                                               ==========        ==========        ==========        ===========

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

[4]  CAPITAL STOCK (CONT.)


                                                                                              GROWTH AND
                                                          GROWTH FUND                         INCOME FUND
                                               ---------------------------------   ---------------------------------
                                                 Period ended       Year ended       Period ended       Year ended
                                                September 30,       March 31,       September 30,       March 31,
                                                     1999              1999              1999              1999
                                               ---------------   ---------------   ---------------   ---------------
 SOLD                                           141,006           1,140,212           123,329           861,648
 ISSUED FOR REINVESTED DISTRIBUTIONS            245,514             194,230           678,072         1,424,886
 REDEEMED                                      (520,403)         (1,370,805)       (1,268,722)       (3,602,092)
                                               --------          ----------        ----------        ----------
 INCREASE (DECREASE) IN SHARES OUTSTANDING     (133,883)            (36,363)         (467,321)       (1,315,558)
                                               ========          ==========        ==========        ==========


                                                            MIDCAP
                                                          GROWTH FUND                        REGIONAL FUND
                                               ---------------------------------   ----------------------------------
                                                 Period ended       Year ended       Period ended       Year ended
                                                September 30,       March 31,       September 30,        March 31,
                                                     1999              1999              1999              1999
                                               ---------------   ---------------   ---------------   ----------------
 SOLD                                           308,477           1,486,852         2,287,915          6,565,416
 ISSUED FOR REINVESTED DISTRIBUTIONS            312,202             960,996           754,521          2,553,090
 REDEEMED                                      (844,576)         (4,884,829)       (5,255,011)       (15,482,162)
                                               --------          ----------        ----------        -----------
 INCREASE (DECREASE) IN SHARES OUTSTANDING     (223,897)         (2,436,981)       (2,212,575)        (6,363,656)
                                               ========          ==========        ==========        ===========


                                                         VALUE FUND
                                               ---------------------------------
                                                 Period ended       Year ended
                                                September 30,       March 31,
                                                     1999              1999
                                               ---------------   ---------------
 SOLD                                            42,504             176,175
 ISSUED FOR REINVESTED DISTRIBUTIONS              3,520             177,661
 REDEEMED                                      (342,124)         (1,336,197)
                                               --------          ----------
 INCREASE (DECREASE) IN SHARES OUTSTANDING     (296,100)           (982,361)
                                               ========          ==========


[5]  PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 1999, purchases of securities and sales proceeds, other than investments in short-term securities, for the Funds were as follows:

                                  PURCHASES          SALES
                               --------------   ---------------
 CAPITAL APPRECIATION FUND     $ 10,037,639     $ 33,530,625
 EMERGING GROWTH FUND          $ 31,794,394     $ 39,060,004
 GROWTH FUND                   $  2,513,003     $  6,544,945
 GROWTH AND INCOME FUND        $  5,280,998     $ 17,563,200
 MIDCAP GROWTH FUND            $  9,511,757     $ 18,628,075
 REGIONAL FUND                 $169,448,544     $269,853,104
 VALUE FUND                    $  5,001,390     $  8,101,198

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
    IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI GROWTH FUND,
              IAI GROWTH AND INCOME FUND, IAI MIDCAP GROWTH FUND,
                       IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

[5]  PURCHASES AND SALES OF SECURITIES (CONT.)


RESTRICTED SECURITIES

Included in the Fund's portfolios of investments in securities at September 30, 1999, are issues which generally cannot be offered for sale to the public without first being registered under the Securities Act of 1933 ("restricted securities"). Such securities are generally illiquid.


AFFILIATED ISSUERS

An affiliated investment, as defined in the Investment Company Act of 1940, is an investment that represents five percent or more of the outstanding voting securities of an issuer.

Each Fund limits investments in securities which are not readily marketable to 15% of its net assets at the time of purchase. This limitation does not include Rule 144A securities that have been determined to be liquid based upon guidelines approved by the Fund's Board of Directors.

A summary of transactions during the period with affiliated issuers of the Funds follows:


IAI REGIONAL FUND AFFILIATED ISSUERS


                                                  PURCHASES                  SALES
                                             -------------------   -------------------------
                                                                                                   REALIZED        INVESTMENT
ISSUER                                        QUANTITY     COST      QUANTITY      PROCEEDS       GAIN (LOSS)        INCOME
------------------------------------------   ----------   ------   ------------   ----------   ----------------   -----------
 *MYELOS NEUROSCIENCES SERIES A                 --        $ --       500,000      $810,001     $   310,001            $ --
 *MYELOS NEUROSCIENCES SERIES B                 --        $ --       571,409      $925,715     $   (75,198)           $ --
 *MYELOS NEUROSCIENCES SERIES C                 --        $ --       277,778      $450,000     $   (50,294)           $ --
 *PACE MANAGEMENT SYSTEMS COMMON STOCK          --        $ --       471,473      $ 14,144     $(1,800,502)           $ --
 *PACE HEALTH MANAGEMENT SYSTEMS SERIES A
  PREFERRED STOCK                               --        $ --     1,125,000      $667,547     $  (459,187)           $ --
 *PACE HEALTH MANAGEMENT SYSTEMS
  WARRANTS 01/31/00                             --        $ --        21,820      $    281     $       281            $ --
 *PACE HEALTH MANAGEMENT SYSTEMS
  WARRANTS 07/07/02                             --        $ --       250,000      $  3,215     $     3,215            $ --
 *PACE HEALTH MANAGEMENT SYSTEMS
  WARRANTS 08/12/02                             --        $ --       125,000      $  1,608     $     1,608            $ --
 *PACE HEALTH MANAGEMENT SYSTEMS
  WARRANTS 12/30/02                             --        $ --       125,000      $  1,608     $     1,608            $ --
 *PACE HEALTH MANAGEMENT SYSTEMS
  WARRANTS 02/19/03                             --        $ --        62,500      $    804     $       804            $ --
 *PACE HEALTH MANAGEMENT SYSTEMS
  WARRANTS 08/31/05                             --        $ --        35,000      $    450     $       423            $ --


*Securities that were affiliated during the period ending 9/30/99 but not at 09/30/99.



IAI EMERGING GROWTH FUND AFFILIATED ISSUERS


                                              PURCHASES                  SALES
                                        ---------------------- --------------------------
                                                                                              REALIZED      INVESTMENT
ISSUER                                   QUANTITY      COST      QUANTITY      PROCEEDS      GAIN (LOSS)      INCOME
--------------------------------------- ---------- ----------- ------------ ------------- ---------------- -----------
 * LODGENET ENTERTAINMENT CORPORATION       --     $     --      607,700    $5,249,311    $(2,711,851)         $ --
 * RECOVERY ENGINEERING, INC.           40,600     $471,975      493,800    $9,367,040    $ 3,798,539          $ --
 *VIDEO UPDATE CLASS A                      --     $     --    1,474,700    $  933,283    $(5,035,213)         $ --


*Securities that were affiliated during the period ending 9/30/99 but not at 09/30/99.

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                                       60

                               INVESTMENT ADVISER
                                  AND MANAGER
                           Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                            http://www.iaifunds.com

                                   CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                                  P.O. Box 510
                            Milwaukee, WI 53201-0510

                                 LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                             Minneapolis, MN 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              4200 Norwest Center
                             Minneapolis, MN 55402

                                   DIRECTORS
                                Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                               J. Peter Thompson
                               Charles H. Withers
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                                   IAI [LOGO]
                                  MUTUAL FUNDS
      P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357 USA FAX 612.376.2737
                                  800.945.3863
                                                                   500-0019-0599